RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 74.32%
383,467	Aberdeen Emerging Markets Equity Income Fund, Inc.	$3,129,091
24,807	AllianzGI Convertible & Income 2024 Target Term Fund	247,822
48,688	AllianzGI Convertible & Income Fund	279,469
27,323	Apollo Senior Floating Rate Fund, Inc.	393,451
54,953	Apollo Tactical Income Fund, Inc.	795,719
124,102	Barings Global Short Duration High Yield Fund	1,872,699
71,296	BlackRock Global Opportunities Equity Trust	777,839
64,579	Blackstone / GSO Strategic Credit Fund	805,946
21,728	Blackstone/GSO Long-Short Credit Income Fund	291,590
35,414	Blackstone/GSO Senior Floating Rate Term Fund	503,587
106,817	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,334,144
58,041	Brookfield Real Assets Income Fund, Inc.	1,034,871
105,666	Calamos Convertible Opportunities and Income Fund	1,430,718
158,162	Calamos Long/Short Equity & Dynamic Income Trust	2,756,764
79,495	Clough Global Equity Fund	1,090,671
261,107	Clough Global Opportunities Fund	2,900,899
208,862	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,092,797
175,852	Eaton Vance, Ltd. Duration Income Fund	2,203,426
86,219	First Trust Energy Income and Growth Fund	922,543
16,071	First Trust Energy Infrastructure Fund	168,424
2,570	First Trust High Yield Opportunities 2027 Term Fund	52,222
240,659	First Trust New Opportunities MLP & Energy Fund	1,027,614
58,443	Guggenheim Enhanced Equity Income Fund	382,802
60,090	Highland Global Allocation Fund	392,388
40,628	Invesco Dynamic Credit Opportunities Fund	436,345
618,535	Invesco Senior Income Trust	2,461,769
17,899	Ivy High Income Opportunities Fund	237,699
81,471	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	512,453
113,658	NexPoint Credit Strategies Fund	1,195,682
53,175	Nuveen AMT-Free Quality Municipal Income Fund	802,943
26,823	Nuveen California AMT-Free Quality Municipal Income Fund	422,730
27,628	Nuveen California Quality Municipal Income Fund	418,840
259,550	Nuveen Credit Strategies Income Fund	1,642,952
274,733	Nuveen Floating Rate Income Opportunity Fund	2,379,188
105,804	Nuveen Quality Municipal Income Fund	1,626,207
16,804	Nuveen Tax-Advantaged Dividend Growth Fund	238,953
96,647	Pershing Square Holdings Ltd.	3,382,645
77,057	PGIM Global High Yield Fund, Inc.	1,119,638
53,125	PGIM High Yield Bond Fund, Inc.	796,875
32,803	Royce Global Value Trust, Inc.	438,248
5,336	Royce Micro-Cap Trust, Inc.	54,000
99,846	Source Capital, Inc.	3,984,854
593,397	Sprott Focus Trust, Inc.	4,094,439
17,331	Tortoise Midstream Energy Fund(a)	356,845
93,297	Voya Emerging Markets High Income Dividend Equity Fund	677,336
576,275	Voya Global Equity Dividend and Premium Opportunity Fund	3,008,156
117,097	Voya International High Dividend Equity Income Fund	536,304
73,474	Wells Fargo Income Opportunities Fund	599,548
72,664	Western Asset High Income Opportunity Fund, Inc.	359,687
32,314	Western Asset Managed Municipals Fund, Inc.	414,912

TOTAL CLOSED-END FUNDS
(Cost $55,167,536)		59,086,744

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 8.51%
149,198	Bain Capital Specialty Finance, Inc.	$1,809,772
158,918	Barings BDC, Inc.	1,462,046
416,279	Oaktree Specialty Lending Corp.	2,318,674
92,563	Owl Rock Capital Corp.	1,171,847

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $6,337,415)		6,762,339

COMMON STOCKS - 1.35%
13,110	Agba Acquisition, Ltd.(a)	138,179
6,580	Amplitude Healthcare Acquisition Corp.(a)	65,866
29,943	Churchill Capital Corp. II(a)	309,910
25,000	Churchill Capital Corp. IV(a)	250,250
9,077	Greenvision Acquisition Corp.(a)	93,584
10,614	LIV Capital Acquisition Corp.(a)	107,391
10,753	Merida Merger Corp. I(a)	109,681

TOTAL COMMON STOCKS
(Cost $1,014,770)		1,074,861

EXCHANGE TRADED FUNDS - 1.01%
37,953	Invesco FTSE RAFI Emerging Markets Portfolio	803,086

TOTAL EXCHANGE TRADED FUNDS
(Cost $682,208)		803,086

PREFERRED STOCKS - 0.92%
28,881	First Eagle Alternative Capital BDC, Inc., 6.750%, 12/30/2022	729,719

TOTAL PREFERRED STOCKS
(Cost $691,552)		729,719

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 4.21%
United States - 4.21%
4,420	Monroe Capital Corp.	5.75%	10/31/2023	111,384
58,263	MVC Capital, Inc.	6.25%	11/30/2022	1,476,029
21,578	PennantPark Investment Corp.	5.50%	10/15/2024	543,118
32,100	Portman Ridge Finance Corp.	6.13%	09/30/2022	805,389
16,289	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	410,646

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $3,233,332)				3,346,566

Principal Amount/Description		Rate	Maturity	Value
CONVERTIBLE CORPORATE BONDS - 3.05%
$848,323	BlackRock Capital Investment Corp.	5.00%	06/15/2022	841,873
190,456	BlackRock TCP Capital Corp.	4.63%	03/01/2022	191,432
500,000	Hercules Capital, Inc.	4.38%	02/01/2022	514,632
852,978	New Mountain Finance Corp.	5.75%	08/15/2023	879,633

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,134,149)				2,427,570

Shares/Description		Value
Rights - 0.07%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 12/31/2049	4,483

Shares/Description		Value
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049	$45,856
9,077	Greenvision Acquisition Corp., Strike Price 11.50, Expires 10/28/2024	4,085

TOTAL RIGHTS
(Cost $17,962)		54,424

Warrants - 0.18%(a)
13,110	Agba Acquisition, Ltd., Strike Price 11.50, Expires 05/10/2024	6,554
3,290	Amplitude Healthcare Acquisition Corp., Strike Price 11.50, Expires 12/01/2026	4,770
17,648	Brooge Energy, Ltd., Strike Price 11.50, Expires 07/14/2023	10,942
9,981	Churchill Capital Corp. II, Strike Price 11.50, Expires 07/24/2024	19,663
5,000	Churchill Capital Corp. IV, Strike Price 11.50, Expires 09/18/2025	7,600
1,323	CIIG Merger Corp., Strike Price 11.50, Expires 12/31/2026	10,849
9,037	Greenvision Acquisition Corp., Strike Price 11.50, Expires 10/28/2024	6,597
75,837	Hall of Fame Resort & Entertainment Co., Strike Price 11.50, Expires 07/01/2025	19,687
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	16,528
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	24,739
10,614	LIV Capital Acquisition Corp., Strike Price 11.50, Expires 01/10/2025	7,430
5,376	Merida Merger Corp. I, Strike Price 11.50, Expires 11/07/2026	5,376

TOTAL WARRANTS
(Cost $112,915)		140,735

SHORT-TERM INVESTMENTS - 11.30%
Money Market Fund - 11.30%
8,987,704	State Street Institutional Trust (7 Day Yield 0.01%)	8,987,704

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,987,704)		8,987,704

TOTAL INVESTMENTS - 104.92%
(Cost $78,379,543)		$83,413,748
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.92)%		(3,914,525)
NET ASSETS - 100.00%		$79,499,223

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 18.09%
367,156	Advent Convertible and Income Fund	$6,065,417
1,547,414	AllianceBernstein Global High Income Fund, Inc.	18,213,063
398,648	Ares Dynamic Credit Allocation Fund, Inc.	5,696,680
1,314,569	BlackRock Debt Strategies Fund, Inc.	13,737,246
846,028	BlackRock Floating Rate Income Strategies Fund, Inc.	10,245,399
334,677	BlackRock Multi-Sector Income Trust	5,870,235
1,024,806	Blackstone / GSO Strategic Credit Fund	12,789,579
782,211	BNY Mellon High Yield Strategic Fund	2,346,633
1,133,488	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	14,157,265
87,288	Eaton Vance Floating-Rate 2022 Target Term Trust	775,990
2,537,182	Eaton Vance, Ltd. Duration Income Fund	31,790,890
716,639	First Trust High Income Long/Short Fund	10,584,758
1,048,094	First Trust Senior Floating Rate 2022 Target Term Fund	9,422,365
1,306,231	Invesco Dynamic Credit Opportunities Fund	14,028,921
2,656,480	Invesco Senior Income Trust	10,572,790
1,335,239	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,398,653
156,776	Nuveen AMT-Free Quality Municipal Income Fund	2,367,318
3,201,810	Nuveen Credit Strategies Income Fund	20,267,457
291,528	Nuveen Floating Rate Income Opportunity Fund	2,524,632
639,958	Nuveen Global High Income Fund	9,951,347
181,993	Nuveen High Income November 2021 Target Term Fund	1,674,336
889,774	Nuveen Quality Municipal Income Fund	13,675,826
892,908	PGIM Global High Yield Fund, Inc.	12,973,953
706,918	PGIM High Yield Bond Fund, Inc.	10,603,770
566,032	Templeton Emerging Markets Income Fund	4,398,069
931,982	Western Asset Emerging Markets Debt Fund, Inc.	12,954,550
3,132,142	Western Asset High Income Opportunity Fund, Inc.	15,504,103
75,542	Western Asset High Yield Defined Opportunity Fund, Inc.	1,164,858
3,719,941	Western Asset Inflation-Linked Opportunities & Income Fund	46,164,468

TOTAL CLOSED-END FUNDS
(Cost $308,406,561)		328,920,571

BUSINESS DEVELOPMENT COMPANIES - 1.05%
450,876	Barings BDC, Inc.	4,148,059
1,185,187	Owl Rock Capital Corp.	15,004,468

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $19,800,084)		19,152,527

COMMON STOCKS - 0.00%(a)
12,164	Frontera Energy Corp.	31,383
31,580	McDermott International, Ltd.(b)	25,580

TOTAL COMMON STOCKS
(Cost $1,193,381)		56,963

OPEN-END FUNDS - 1.74%
3,347,059	RiverNorth/Oaktree High Income Fund, Class I(c)	31,648,113

TOTAL OPEN-END FUNDS
(Cost $32,559,612)		31,648,113

Shares/Description		Value
PREFERRED STOCKS - 1.92%
331,750	Allianzgi Convertible & Income Fund, Series A, 5.625%(d)	$8,807,962
243,698	First Eagle Alternative Capital BDC, Inc., 6.750%, 12/30/2022	6,157,371
241,858	First Eagle Alternative Capital BDC, Inc., 6.125%, 10/30/2023	6,139,372
305,377	Hercules Capital, Inc., 5.250%, 04/30/2025	7,787,114
186,237	New Mountain Finance Corp., 5.750%, 10/01/2023	4,709,896
49,593	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,247,264

TOTAL PREFERRED STOCKS
(Cost $33,105,469)		34,848,979

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.70%
United States - 1.70%
32,751	Monroe Capital Corp.	5.75%	10/31/2023	825,325
357,674	MVC Capital, Inc.	6.25%	11/30/2022	9,061,279
32,069	Oxford Square Capital Corp.	6.50%	03/30/2024	801,404
233,620	PennantPark Investment Corp.	5.50%	10/15/2024	5,880,216
340,018	Portman Ridge Finance Corp.	6.13%	09/30/2022	8,531,052
232,897	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	5,871,333

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $30,449,031)				30,970,609

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.94%
Argentina - 0.08%
$150,000	AES Argentina Generacion SA(e)	7.75%	02/02/2024	$123,376
600,000	Banco Macro SA(e)(f)	6.75%	11/04/2026	520,506
150,000	Capex SA(e)	6.88%	05/15/2024	132,002
150,000	Pampa Energia SA(g)	9.13%	04/15/2029	132,750
450,000	Pampa Energia SA(e)	9.13%	04/15/2029	398,250
575,629	Stoneway Capital Corp.(e)(h)	10.00%	03/01/2027	236,008
				1,542,892
Australia - 0.19%
1,000,000	APT Pipelines, Ltd.(g)	4.25%	07/15/2027	1,137,384
475,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	606,582
530,000	Macquarie Group, Ltd.(f)(g)	3M US L + 1.33%	03/27/2024	569,857
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	539,917
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	549,437
				3,403,177
Bermuda - 0.02%
400,000	Ooredoo International Finance, Ltd.(e)	3.25%	02/21/2023	419,000

Brazil - 0.19%
400,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	410,600
200,000	CSN Inova Ventures(g)	6.75%	01/28/2028	216,800
1,050,000	CSN Islands XII Corp.(d)(e)	7.00%	Perpetual Maturity	1,043,096
200,000	Globo Comunicacao e Participacoes SA(g)	4.88%	01/22/2030	214,002
950,000	Oi SA(i)	10.00% (4.00%)	07/27/2025	1,011,760

Principal Amount/Description		Rate	Maturity	Value
$550,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	$594,005
				3,490,263
British Virgin Islands - 0.06%
400,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	378,000
200,000	C5 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.28%	Perpetual Maturity	175,000
200,000	State Grid Overseas Investment 2013, Ltd.(e)	3.13%	05/22/2023	210,410
200,000	State Grid Overseas Investment 2016, Ltd.	1.00%	08/05/2025	198,631
200,000	State Grid Overseas Investment 2016, Ltd.(e)	3.75%	05/02/2023	213,370
				1,175,411
Canada - 0.40%
405,000	Bank of Montreal(f)	3.80%	12/15/2032	459,206
355,000	Bank of Nova Scotia	1.63%	05/01/2023	365,318
150,000	Bank of Nova Scotia	3.40%	02/11/2024	163,304
140,000	Bombardier, Inc.(g)	6.00%	10/15/2022	137,781
300,000	Canacol Energy, Ltd.(e)	7.25%	05/03/2025	321,941
270,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	294,881
85,000	Cenovus Energy, Inc.	5.38%	07/15/2025	95,889
670,000	Garda World Security Corp.(g)	8.75%	05/15/2025	698,887
130,000	GFL Environmental, Inc.(g)	3.75%	08/01/2025	132,844
200,000	GFL Environmental, Inc.(g)	4.00%	08/01/2028	201,875
220,000	GFL Environmental, Inc.(g)	3.50%	09/01/2028	224,721
600,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	414,006
175,000	Kronos Acquisition Holdings, Inc.(g)	9.00%	08/15/2023	179,331
40,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(g)	5.00%	12/31/2026	41,800
295,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(g)	7.00%	12/31/2027	309,424
205,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	217,653
160,000	MEG Energy Corp.(g)	7.13%	02/01/2027	165,600
400,000	MEGlobal Canada ULC(g)	5.00%	05/18/2025	451,068
470,000	Nutrien, Ltd.	4.20%	04/01/2029	562,119
185,000	Parkland Corp.(g)	5.88%	07/15/2027	200,400
55,000	Telesat Canada / Telesat LLC(g)	6.50%	10/15/2027	57,552
620,000	Tervita Corp.(g)	11.00%	12/01/2025	669,172
750,000	TransCanada PipeLines, Ltd.	4.25%	05/15/2028	886,046
				7,250,818
Cayman Islands - 0.35%
600,000	Banco BTG Pactual SA(e)(f)	7.75%	02/15/2029	656,625
200,000	Banco Mercantil del Norte SA/Grand Cayman(d)(f)(g)	7.50%	Perpetual Maturity	226,250
950,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	1,079,447
300,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	10Y US TI + 5.47%	Perpetual Maturity	339,375
1,000,000	CK Hutchison Capital Securities 17, Ltd.(d)(e)(f)	4.00%	Perpetual Maturity	1,023,760
160,618	Global Aircraft Leasing Co., Ltd.(g)(i)	6.50% (7.25%)	09/15/2024	143,753
624,000	Gran Tierra Energy International Holdings, Ltd.(e)	6.25%	02/15/2025	425,886
687,045	Interoceanica IV Finance, Ltd.(e)(j)	0.00%	11/30/2025	657,416
700,000	Itau Unibanco Holding SA Island(d)(f)(g)	4.63%	Perpetual Maturity	687,757
200,000	Latam Finance, Ltd.(g)(h)	7.00%	03/01/2026	101,350

Principal Amount/Description		Rate	Maturity	Value
$200,000	Latam Finance, Ltd.(e)(h)	6.88%	04/11/2024	$102,500
900,000	Latam Finance, Ltd.(e)(h)	7.00%	03/01/2026	456,075
157,806	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	190,916
210,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	191,625
				6,282,735
Chile - 0.34%
600,000	AES Gener SA(f)(g)	6.35%	10/07/2079	660,750
200,000	AES Gener SA(e)(f)	7.13%	03/26/2079	222,500
400,000	AES Gener SA(e)(f)	6.35%	10/07/2079	440,500
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	1,151,365
180,560	Empresa Electrica Cochrane SpA(e)	5.50%	05/14/2027	190,829
1,000,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	902,550
1,200,000	Geopark, Ltd.(e)	6.50%	09/21/2024	1,248,000
450,000	GNL Quintero SA(e)	4.63%	07/31/2029	501,975
750,000	Transelec SA(e)	3.88%	01/12/2029	848,303
				6,166,772
China - 0.33%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	206,007
300,000	Agile Group Holdings, Ltd.(d)(f)	7.88%	Perpetual Maturity	317,343
295,000	Agile Group Holdings, Ltd.(d)(f)	7.75%	Perpetual Maturity	309,013
200,000	Baidu, Inc.	3.43%	04/07/2030	221,716
200,000	Central China Real Estate, Ltd.	7.25%	04/24/2023	205,375
700,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	707,010
750,000	CIFI Holdings Group Co., Ltd.(d)(f)	5.38%	Perpetual Maturity	763,140
200,000	ENN Energy Holdings, Ltd.	3.25%	07/24/2022	205,674
400,000	JD.com, Inc.	3.38%	01/14/2030	435,269
400,000	Ronshine China Holdings, Ltd.	7.35%	12/15/2023	408,001
600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	601,500
500,000	Tencent Holdings, Ltd.(g)	2.39%	06/03/2030	513,225
350,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	380,844
600,000	Yuzhou Group Holdings Co., Ltd.	7.38%	01/13/2026	645,749
				5,919,866
Colombia - 0.13%
250,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 4.561%	04/03/2027	254,640
350,000	Credivalores-Crediservicios SAS(g)	8.88%	02/07/2025	263,375
200,000	Credivalores-Crediservicios SAS(e)	9.75%	07/27/2022	160,705
400,000	Credivalores-Crediservicios SAS(e)	8.88%	02/07/2025	301,000
150,000	Gilex Holding Sarl(g)	8.50%	05/02/2023	156,658
750,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	783,289
400,000	Tecnoglass, Inc.(e)	8.20%	01/31/2022	418,410
				2,338,077
Dominican Republic - 0.05%
600,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	624,636
300,000	Banco de Reservas de la Republica Dominicana(g)	7.00%	02/01/2023	314,250
				938,886
France - 0.03%
525,000	BNP Paribas SA(f)(g)	1D US SOFR + 1.507%	01/13/2031	573,274

Principal Amount/Description		Rate	Maturity	Value
Great Britain - 0.22%
$510,000	Anglo American Capital PLC(g)	4.50%	03/15/2028	$599,344
565,000	Barclays PLC(f)	3M US L + 1.38%	05/16/2024	572,749
510,000	Credit Agricole SA/London(g)	3.75%	04/24/2023	547,807
730,000	HSBC Holdings PLC(f)	3M US L + 1.38%	09/12/2026	742,385
350,000	Imperial Brands Finance PLC(g)	3.50%	07/26/2026	387,885
530,000	Lloyds Banking Group PLC(f)	3M US L + 1.21%	11/07/2028	598,621
450,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	342,000
200,000	Vedanta Resources Finance II PLC(e)	9.25%	04/23/2026	152,000
				3,942,791
Guatemala - 0.02%
300,000	Energuate Trust(e)	5.88%	05/03/2027	318,075

Hong Kong - 0.11%
1,000,000	Bangkok Bank PCL(d)(f)(g)	5Y US TI + 4.729%	Perpetual Maturity	1,048,050
600,000	RKP Overseas Finance, Ltd.(d)	7.95%	Perpetual Maturity	600,956
400,000	RKPF Overseas, Ltd.(d)(f)	7.75%	Perpetual Maturity	400,200
				2,049,206
India - 0.13%
200,000	Adani Ports & Special Economic Zone, Ltd.(e)	3.95%	01/19/2022	204,693
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	220,792
650,000	Network i2i, Ltd.(d)(f)(g)	5.65%	Perpetual Maturity	692,575
650,000	Reliance Industries, Ltd.(e)	5.40%	02/14/2022	680,909
800,000	Vedanta Resources, Ltd.(e)	6.13%	08/09/2024	578,000
				2,376,969
Indonesia - 0.15%
1,000,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	1,028,073
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(e)	5.50%	11/22/2021	1,045,625
589,550	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	668,511
				2,742,209
Ireland - 0.14%
760,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	807,244
475,000	Avolon Holdings Funding, Ltd.(g)	3.25%	02/15/2027	485,775
600,000	C&W Senior Financing DAC(e)	6.88%	09/15/2027	648,822
640,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	678,966
				2,620,807
Israel - 0.08%
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.08%	12/30/2023	104,063
100,000	Delek & Avner Tamar Bond, Ltd.(g)	5.41%	12/30/2025	105,178
1,100,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	1,245,425
				1,454,666
Jamaica - 0.00%(a)
62,804	Digicel Group 0.5, Ltd.(g)(i)	8.00% (8.00%)	04/01/2025	32,972

Japan - 0.09%
570,000	Mitsubishi UFJ Financial Group, Inc.	1.41%	07/17/2025	586,100

Principal Amount/Description		Rate	Maturity	Value
$975,000	Sumitomo Mitsui Financial Group, Inc.(f)	3M US L + 0.74%	01/17/2023	$981,985
				1,568,085
Luxembourg - 0.09%
400,000	FS Luxembourg Sarl(g)	10.00%	12/15/2025	433,700
300,000	Millicom International Cellular SA(g)	4.50%	04/27/2031	324,375
550,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	620,023
200,000	Puma International Financing SA(e)	5.00%	01/24/2026	194,000
140,000	Schlumberger Investment SA	2.65%	06/26/2030	149,972
				1,722,070
Malaysia - 0.05%
200,000	CIMB Bank Bhd(f)	3M US L + 0.78%	10/09/2024	199,757
400,000	Malayan Banking Bhd(f)	3.91%	10/29/2026	408,342
200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	217,041
				825,140
Mauritius - 0.05%
900,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	890,865

Mexico - 0.44%
700,000	Alpha Holding SA de CV(g)	9.00%	02/10/2025	516,950
200,000	Alpha Holding SA de CV(e)	9.00%	02/10/2025	147,700
500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	528,750
650,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	701,350
350,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	329,000
300,000	Braskem Idesa SAPI(e)	7.45%	11/15/2029	282,000
500,000	Credito Real SAB de CV SOFOM ER(e)	9.50%	02/07/2026	543,755
1,200,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	1,161,012
296,568	Fermaca Enterprises S RL	6.38%	03/30/2038	345,947
800,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	731,008
200,000	Mexarrend SAPI de CV(e)	10.25%	07/24/2024	182,752
750,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	783,281
600,000	TV Azteca SAB de CV	8.25%	08/09/2024	339,687
200,000	Unifin Financiera SAB de CV(e)	7.38%	02/12/2026	192,000
200,000	Unifin Financiera SAB de CV(e)	8.38%	01/27/2028	193,500
1,400,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	1,074,514
				8,053,206
Netherlands - 0.30%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(g)	7.95%	05/11/2026	414,500
945,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	979,256
200,000	Ajecorp BV(e)	6.50%	05/14/2022	199,902
300,000	Braskem Netherlands Finance BV(f)(g)	5Y US TI + 8.22%	01/23/2081	334,353
950,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	983,972
800,000	Metinvest BV(e)	7.75%	10/17/2029	878,848
200,000	Minejesa Capital BV(e)	4.63%	08/10/2030	216,012
200,000	Minejesa Capital BV(e)	5.63%	08/10/2037	220,359
235,000	NXP BV / NXP Funding LLC / NXP USA, Inc.(g)	3.88%	06/18/2026	269,419

Principal Amount/Description		Rate	Maturity	Value
$600,000	Petrobras Global Finance BV	6.90%	03/19/2049	$762,000
200,000	Syngenta Finance NV	4.38%	03/28/2042	199,853
				5,458,474
New Zealand - 0.03%
520,000	Bank of New Zealand(g)	3.50%	02/20/2024	565,472

Panama - 0.07%
200,000	AES Panama Generation Holdings SRL(g)	4.38%	05/31/2030	216,630
150,000	Banco de Credito del Peru/Panama(e)(f)	7.043% - 3M US L	04/24/2027	159,189
200,000	Multibank, Inc.(e)	4.38%	11/09/2022	206,905
600,000	UEP Penonome II SA(g)	6.50%	10/01/2038	626,562
				1,209,286
Peru - 0.17%
100,000	Banco BBVA Peru SA(e)	5.00%	08/26/2022	106,765
200,000	Banco de Credito del Peru(f)(g)	3.13%	07/01/2030	205,002
300,000	Banco Internacional del Peru SAA Interbank(e)(f)	1Y US TI + 3.711%	07/08/2030	311,250
300,000	Camposol SA(g)	6.00%	02/03/2027	317,460
750,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(e)	6.38%	06/01/2028	832,875
1,450,000	Peru LNG Srl(e)	5.38%	03/22/2030	1,295,575
				3,068,927
Philippines - 0.06%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	624,304
400,000	Union Bank of the Philippines	3.37%	11/29/2022	418,180
				1,042,484
Saudi Arabia - 0.01%
200,000	Saudi Arabian Oil Co.(g)	1.63%	11/24/2025	205,042

Singapore - 0.38%
715,000	BOC Aviation, Ltd.(f)(g)	3M US L + 1.13%	09/26/2023	710,177
800,000	DBS Group Holdings, Ltd.(d)(f)	3.60%	Perpetual Maturity	810,875
800,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	824,000
400,000	Medco Bell Pte, Ltd.(g)	6.38%	01/30/2027	410,200
250,000	Medco Bell Pte, Ltd.(e)	6.38%	01/30/2027	256,375
600,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	646,547
400,000	ONGC Videsh Vankorneft Pte, Ltd.	2.88%	01/27/2022	405,679
200,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	217,108
700,000	Oversea-Chinese Banking Corp., Ltd.(f)(g)	5Y US TI + 1.58%	09/10/2030	711,645
200,000	PSA Treasury Pte, Ltd.	2.13%	09/05/2029	210,629
400,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	404,980
350,000	Temasek Financial I, Ltd.(g)	1.00%	10/06/2030	342,381
400,000	United Overseas Bank, Ltd.(f)	2.88%	03/08/2027	408,098
500,000	United Overseas Bank, Ltd.(d)(f)	3.88%	Perpetual Maturity	520,625
				6,879,319
South Korea - 0.05%
200,000	Korea East-West Power Co., Ltd.(g)	1.75%	05/06/2025	209,114
200,000	NongHyup Bank(g)	1.25%	07/20/2025	203,934
200,000	POSCO(e)	2.38%	11/12/2022	205,816
200,000	POSCO(e)	2.38%	01/17/2023	206,320
				825,184

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.03%
$600,000	Banco Santander SA(f)	3M US L + 1.09%	02/23/2023	$606,640

Switzerland - 0.07%
500,000	Credit Suisse Group AG(f)(g)	3M US L + 1.24%	06/12/2024	507,287
650,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	690,047
				1,197,334
Thailand - 0.02%
200,000	PTTEP Treasury Center Co., Ltd.(g)	2.59%	06/10/2027	209,223
200,000	TMB Bank PCL(d)(f)	5Y US TI + 3.256%	Perpetual Maturity	195,500
				404,723
Trinidad and Tobago - 0.01%
200,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/2029	205,500

TOTAL FOREIGN CORPORATE BONDS
(Cost $85,547,706)				89,766,617

U.S. CORPORATE BONDS - 6.08%
Advertising - 0.03%
460,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	630,813

Aerospace/Defense - 0.18%
350,000	Boeing Co.	2.95%	02/01/2030	362,331
405,000	Lockheed Martin Corp.	4.70%	05/15/2046	570,884
350,000	Northrop Grumman Corp.	5.15%	05/01/2040	484,744
30,000	TransDigm, Inc.(g)	8.00%	12/15/2025	33,228
220,000	TransDigm, Inc.(g)	6.25%	03/15/2026	234,576
75,000	TransDigm, Inc.	6.38%	06/15/2026	77,766
135,000	TransDigm, Inc.	5.50%	11/15/2027	142,128
1,115,000	Triumph Group, Inc.(g)	6.25%	09/15/2024	1,108,031
370,000	Triumph Group, Inc.	7.75%	08/15/2025	339,475
				3,353,163
Agriculture - 0.10%
570,000	Altria Group, Inc.	4.80%	02/14/2029	683,954
820,000	BAT Capital Corp.	3.46%	09/06/2029	895,650
321,693	Pyxus Holdings, Inc.	10.00%	08/24/2024	264,592
				1,844,196
Airlines - 0.28%
60,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.(g)	4.75%	10/20/2028	65,539
2,833,016	JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	3,042,991
150,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.(g)	6.50%	06/20/2027	161,531
305,000	Southwest Airlines Co.	4.75%	05/04/2023	331,591
1,620,981	US Airways 2012-2 Class B Pass Through Trust	6.75%	06/03/2021	1,580,473
				5,182,125
Apparel - 0.02%
310,000	William Carter Co.(g)	5.50%	05/15/2025	329,797

Auto Manufacturers - 0.13%
100,000	Allison Transmission, Inc.(g)	3.75%	01/30/2031	102,500
110,000	Ford Motor Co.	9.00%	04/22/2025	135,315
200,000	Ford Motor Credit Co. LLC	4.39%	01/08/2026	210,218
865,000	General Motors Financial Co., Inc.(f)	3M US L + 0.99%	01/05/2023	864,468

Principal Amount/Description		Rate	Maturity	Value
$25,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	$27,238
560,000	Hyundai Capital America(g)	2.65%	02/10/2025	594,311
55,000	Hyundai Capital America(g)	1.80%	10/15/2025	56,441
355,000	Volkswagen Group of America Finance LLC(g)	4.25%	11/13/2023	390,780
				2,381,271
Auto Parts & Equipment - 0.06%
105,000	Clarios Global LP / Clarios US Finance Co.(g)	6.25%	05/15/2026	112,744
1,005,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	1,061,355
				1,174,099
Banks - 0.23%
525,000	Bank of America Corp.(f)	3M US L + 1.21%	02/07/2030	618,507
300,000	BBVA Bancomer SA(e)(f)	5.40%	11/12/2029	320,250
955,000	Citigroup, Inc.(f)	3M US L + 1.10%	05/17/2024	968,311
720,000	Goldman Sachs Group, Inc.(f)	3M US L + 1.17%	05/15/2026	734,404
350,000	JPMorgan Chase & Co.(f)	1D US SOFR + 2.04%	04/22/2031	376,463
500,000	Morgan Stanley(f)	3M US L + 1.34%	07/22/2028	571,129
245,000	Wells Fargo & Co.(f)	3M US L + 1.17%	06/17/2027	271,765
265,000	Wells Fargo & Co.(f)	3M US L + 1.17%	10/30/2030	289,188
				4,150,017
Beverages - 0.07%
550,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	696,001
250,000	Constellation Brands, Inc.	3.15%	08/01/2029	278,790
35,000	Constellation Brands, Inc.	2.88%	05/01/2030	38,409
200,000	Keurig Dr Pepper, Inc.	3.80%	05/01/2050	239,998
				1,253,198
Biotechnology - 0.02%
325,000	Royalty Pharma PLC(g)	3.30%	09/02/2040	342,225

Building Materials - 0.06%
180,000	Builders FirstSource, Inc.(g)	6.75%	06/01/2027	195,473
360,000	Carrier Global Corp.	3.38%	04/05/2040	393,607
130,000	Griffon Corp.	5.75%	03/01/2028	137,695
275,000	Owens Corning	4.40%	01/30/2048	331,742
				1,058,517
Chemicals - 0.12%
215,000	DuPont de Nemours, Inc.	5.42%	11/15/2048	312,442
780,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	858,975
65,000	Ingevity Corp.(g)	3.88%	11/01/2028	65,609
700,000	Sasol Financing USA LLC	5.88%	03/27/2024	745,675
200,000	Sasol Financing USA LLC	6.50%	09/27/2028	217,600
				2,200,301
Coal - 0.01%
110,000	Peabody Energy Corp.(g)	6.00%	03/31/2022	80,506
160,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	159,132
				239,638
Commercial Services - 0.07%
90,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	96,079
175,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	191,054

Principal Amount/Description		Rate	Maturity	Value
$80,000	Jaguar Holding Co. II / PPD Development LP(g)	5.00%	06/15/2028	$85,500
180,000	MPH Acquisition Holdings LLC(g)	5.75%	11/01/2028	176,175
150,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	3.38%	08/31/2027	149,063
335,000	Sabre GLBL, Inc.(g)	7.38%	09/01/2025	363,978
197,000	Verscend Escrow Corp.(g)	9.75%	08/15/2026	213,868
				1,275,717
Computers - 0.17%
545,000	Apple, Inc.	4.65%	02/23/2046	774,727
535,000	Austin BidCo, Inc.(g)	7.13%	12/15/2028	559,409
515,000	Dell International LLC / EMC Corp.(g)	6.10%	07/15/2027	640,426
780,000	Flexential Intermediate Corp.(g)	11.25%	08/01/2024	817,538
305,000	NetApp, Inc.	1.88%	06/22/2025	318,783
				3,110,883
Distribution/Wholesale - 0.02%
160,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	169,093
195,000	Wolverine Escrow LLC(g)	9.00%	11/15/2026	184,943
				354,036
Diversified Financial Services - 0.24%
563,000	Air Lease Corp.	3.75%	02/01/2022	578,105
220,000	Capital One Financial Corp.(f)	3M US L + 0.72%	01/30/2023	221,121
515,000	Charles Schwab Corp.	3.55%	02/01/2024	563,568
1,055,000	Discover Financial Services	4.10%	02/09/2027	1,215,980
105,000	Nationstar Mortgage Holdings, Inc.(g)	5.50%	08/15/2028	110,709
95,000	Navient Corp.	5.00%	03/15/2027	95,962
95,000	NFP Corp.(g)	6.88%	08/15/2028	101,548
165,000	OneMain Finance Corp.	6.63%	01/15/2028	196,216
150,000	PennyMac Financial Services, Inc.(g)	5.38%	10/15/2025	158,813
745,000	Synchrony Financial	3.95%	12/01/2027	835,781
235,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(g)	6.75%	06/01/2025	243,178
				4,320,981
Electric - 0.48%
210,000	Arizona Public Service Co.	3.35%	05/15/2050	244,922
155,000	Calpine Corp.(g)	5.13%	03/15/2028	163,275
35,000	Calpine Corp.(g)	4.63%	02/01/2029	36,042
360,000	Duke Energy Corp.	3.95%	08/15/2047	438,204
360,000	Duke Energy Progress LLC	4.15%	12/01/2044	457,573
175,000	Entergy Corp.	2.80%	06/15/2030	189,202
325,000	Eversource Energy	1.65%	08/15/2030	324,209
285,000	General Electric Co.	5.88%	01/14/2038	386,504
715,000	Georgia Power Co.	2.20%	09/15/2024	753,527
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,225,414
275,000	Monongahela Power Co.(g)	5.40%	12/15/2043	372,945
300,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	341,926
500,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	524,570
215,000	NRG Energy, Inc.(g)	2.00%	12/02/2025	222,942
215,000	NRG Energy, Inc.(g)	3.63%	02/15/2031	221,595
550,000	Oncor Electric Delivery Co. LLC	3.10%	09/15/2049	632,832
340,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	340,859
65,000	PG&E Corp.	5.00%	07/01/2028	69,311
115,000	Pike Corp.(g)	5.50%	09/01/2028	121,756
445,000	PSEG Power LLC	3.85%	06/01/2023	479,069

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Virginia Electric and Power Co.	3.50%	03/15/2027	$1,142,856
				8,689,533
Electrical Components & Equipment - 0.01%
175,000	Energizer Holdings, Inc.(g)	4.75%	06/15/2028	184,415

Electronics - 0.05%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	298,884
650,000	Roper Technologies, Inc.	1.75%	02/15/2031	647,699
				946,583
Engineering & Construction - 0.06%
605,000	PowerTeam Services LLC(g)	9.03%	12/04/2025	674,642
400,000	SBA Tower Trust(g)	3.17%	04/11/2022	403,570
				1,078,212
Entertainment - 0.09%
200,000	Bally's Corp.(g)	6.75%	06/01/2027	214,875
160,000	Caesars Entertainment, Inc.(g)	6.25%	07/01/2025	170,601
150,000	Cedar Fair LP	5.25%	07/15/2029	154,686
210,000	Lions Gate Capital Holdings LLC(g)	6.38%	02/01/2024	215,904
150,000	Live Nation Entertainment, Inc.(g)	6.50%	05/15/2027	167,970
220,000	Live Nation Entertainment, Inc.(g)	4.75%	10/15/2027	226,188
135,000	Scientific Games International, Inc.(g)	7.25%	11/15/2029	148,391
305,000	Six Flags Theme Parks, Inc.(g)	7.00%	07/01/2025	329,972
				1,628,587
Food - 0.19%
100,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	3.50%	03/15/2029	101,150
100,000	B&G Foods, Inc.	5.25%	04/01/2025	103,350
80,000	B&G Foods, Inc.	5.25%	09/15/2027	85,131
185,000	Campbell Soup Co.	2.38%	04/24/2030	195,631
25,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	5.75%	06/15/2025	25,875
230,000	JBS USA LUX SA / JBS USA Finance, Inc.(g)	6.75%	02/15/2028	258,697
75,000	Kraft Heinz Foods Co.	5.00%	07/15/2035	90,950
205,000	Kraft Heinz Foods Co.	5.20%	07/15/2045	243,765
275,000	Kroger Co.	3.40%	04/15/2022	283,679
210,000	Mondelez International, Inc.	1.50%	05/04/2025	217,373
335,000	Mondelez International, Inc.	1.88%	10/15/2032	340,853
130,000	Pilgrim's Pride Corp.(g)	5.88%	09/30/2027	141,162
180,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	189,578
554,000	Smithfield Foods, Inc.(g)	4.25%	02/01/2027	616,332
495,000	Sysco Corp.	3.30%	02/15/2050	519,086
25,000	US Foods, Inc.(g)	6.25%	04/15/2025	26,752
				3,439,364
Healthcare-Products - 0.04%
145,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.38%	06/01/2025	154,697
575,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	607,703
				762,400
Healthcare-Services - 0.19%
265,000	Anthem, Inc.	2.38%	01/15/2025	283,537
85,000	Centene Corp.	3.00%	10/15/2030	90,198
300,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	324,453
270,000	HCA, Inc.	4.13%	06/15/2029	313,407

Principal Amount/Description		Rate	Maturity	Value
$85,000	Health Care Service Corp. A Mutual Legal Reserve Co.(g)	3.20%	06/01/2050	$92,037
85,000	Legacy LifePoint Health LLC(g)	6.75%	04/15/2025	91,486
145,000	Legacy LifePoint Health LLC(g)	4.38%	02/15/2027	147,537
935,000	Radiology Partners, Inc.(g)	9.25%	02/01/2028	1,054,493
375,000	RP Escrow Issuer LLC(g)	5.25%	12/15/2025	392,689
155,000	Select Medical Corp.(g)	6.25%	08/15/2026	167,161
190,000	Tenet Healthcare Corp.(g)	6.13%	10/01/2028	198,651
205,000	West Street Merger Sub, Inc.(g)	6.38%	09/01/2025	210,509
				3,366,158
Insurance - 0.17%
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	139,319
620,000	Athene Global Funding(g)	3.00%	07/01/2022	641,303
200,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	214,685
785,000	Equitable Holdings, Inc.	3.90%	04/20/2023	844,792
160,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	174,152
340,000	Prudential Financial, Inc.	3.91%	12/07/2047	409,226
485,000	Willis North America, Inc.	4.50%	09/15/2028	585,079
				3,008,556
Internet - 0.06%
85,000	Arches Buyer, Inc.(g)	6.13%	12/01/2028	87,939
300,000	Expedia Group, Inc.	3.80%	02/15/2028	322,483
125,000	Uber Technologies, Inc.(g)	7.50%	09/15/2027	137,656
500,000	Uber Technologies, Inc.(g)	6.25%	01/15/2028	544,375
				1,092,453
Investment Companies - 0.57%
5,000,000	Business Development Corp. of America(g)	5.38%	05/30/2023	4,934,567
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	5,203,303
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	193,410
				10,331,280
Leisure Time - 0.03%
50,000	Carnival Corp.(g)	11.50%	04/01/2023	57,889
135,000	Carnival Corp.(g)	7.63%	03/01/2026	147,334
55,000	Viking Cruises, Ltd.(g)	13.00%	05/15/2025	65,828
290,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	284,158
				555,209
Lodging - 0.03%
205,000	Boyd Gaming Corp.	4.75%	12/01/2027	213,366
30,000	Hilton Domestic Operating Co., Inc.(g)	5.38%	05/01/2025	31,905
30,000	Hilton Domestic Operating Co., Inc.(g)	5.75%	05/01/2028	32,681
185,000	MGM Resorts International	6.75%	05/01/2025	200,535
100,000	Wyndham Hotels & Resorts, Inc.(g)	4.38%	08/15/2028	104,093
				582,580
Manufactured Goods - 0.01%
105,000	Gates Global LLC / Gates Corp.(g)	6.25%	01/15/2026	110,425

Media - 0.14%
105,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	98,372
485,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	563,831
200,000	Comcast Corp.	3.95%	10/15/2025	229,876
320,000	Comcast Corp.	3.40%	04/01/2030	369,148

Principal Amount/Description		Rate	Maturity	Value
$425,000	Comcast Corp.	1.50%	02/15/2031	$422,416
70,000	Diamond Sports Group LLC / Diamond Sports Finance Co.(g)	5.38%	08/15/2026	57,006
130,000	GCI LLC(g)	4.75%	10/15/2028	138,895
245,000	Gray Television, Inc.(g)	7.00%	05/15/2027	268,581
35,000	iHeartCommunications, Inc.	8.38%	05/01/2027	37,421
90,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	96,553
110,000	Radiate Holdco LLC / Radiate Finance, Inc.(g)	4.50%	09/15/2026	113,713
60,000	Scripps Escrow II, Inc.(g)	3.88%	01/15/2029	62,662
130,000	Scripps Escrow, Inc.(g)	5.88%	07/15/2027	135,974
				2,594,448
Mining - 0.04%
195,000	Arconic Corp.(g)	6.13%	02/15/2028	210,600
300,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	374,058
80,000	Novelis Corp.(g)	4.75%	01/30/2030	86,339
				670,997
Miscellaneous Manufactur - 0.02%
195,000	General Electric Co.	6.88%	01/10/2039	287,509

Oil & Gas - 0.32%
50,000	Apache Corp.	4.63%	11/15/2025	52,562
95,000	Apache Corp.	4.38%	10/15/2028	99,036
440,000	Brooklyn Union Gas Co.(g)	4.49%	03/04/2049	583,286
390,000	East Ohio Gas Co.(g)	3.00%	06/15/2050	425,284
100,000	EQT Corp.	7.88%	02/01/2025	114,014
265,000	Exxon Mobil Corp.	2.61%	10/15/2030	289,537
250,000	Exxon Mobil Corp.	4.23%	03/19/2040	311,378
160,000	Halliburton Co.	2.92%	03/01/2030	168,808
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	6.25%	11/01/2028	143,634
65,000	Indigo Natural Resources LLC(g)	6.88%	02/15/2026	66,625
800,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	777,872
490,000	Marathon Petroleum Corp.	5.13%	12/15/2026	584,369
175,000	NiSource, Inc.	3.60%	05/01/2030	202,718
75,000	Occidental Petroleum Corp.	8.00%	07/15/2025	85,566
110,000	Occidental Petroleum Corp.	3.50%	08/15/2029	100,845
80,000	Occidental Petroleum Corp.	6.63%	09/01/2030	86,980
130,000	Occidental Petroleum Corp.	6.13%	01/01/2031	139,451
145,000	Parsley Energy LLC / Parsley Finance Corp.(g)	5.63%	10/15/2027	158,920
265,000	PBF Holding Co. LLC / PBF Finance Corp.(g)	9.25%	05/15/2025	260,263
445,000	Pioneer Natural Resources Co.	1.90%	08/15/2030	441,133
140,000	QEP Resources, Inc.	5.63%	03/01/2026	153,779
110,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	117,070
50,000	Sunoco LP / Sunoco Finance Corp.(g)	4.50%	05/15/2029	52,094
61,000	Transocean, Inc.(g)	11.50%	01/30/2027	43,729
220,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	235,239
95,000	WPX Energy, Inc.	5.88%	06/15/2028	103,674
95,000	WPX Energy, Inc.	4.50%	01/15/2030	100,843
				5,898,709
Packaging & Containers - 0.06%
185,000	Flex Acquisition Co., Inc.(g)	6.88%	01/15/2025	188,237
185,000	Silgan Holdings, Inc.	4.13%	02/01/2028	192,631
626,000	WRKCo, Inc.	3.75%	03/15/2025	698,104
				1,078,972

Principal Amount/Description		Rate	Maturity	Value
Pharmaceuticals - 0.28%
$525,000	AbbVie, Inc.	4.70%	05/14/2045	$686,798
285,000	Bausch Health Cos., Inc.(g)	6.25%	02/15/2029	309,992
716,000	Becton Dickinson and Co.	2.89%	06/06/2022	740,210
470,000	Bristol-Myers Squibb Co.	4.35%	11/15/2047	631,859
355,000	Cigna Corp.(f)	3M US L + 0.89%	07/15/2023	359,194
340,000	Cigna Corp.	4.90%	12/15/2048	467,567
290,000	CVS Health Corp.	5.05%	03/25/2048	393,065
637,000	Eli Lilly and Co.	2.25%	05/15/2050	626,823
620,000	Merck & Co., Inc.	3.40%	03/07/2029	721,461
215,000	Viatris, Inc.(g)	1.65%	06/22/2025	222,414
				5,159,383
Pipelines - 0.17%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(g)	5.75%	03/01/2027	71,860
80,000	Cheniere Energy Partners LP	5.25%	10/01/2025	82,180
130,000	Cheniere Energy Partners LP	5.63%	10/01/2026	135,746
200,000	Enable Midstream Partners LP	4.40%	03/15/2027	202,015
575,000	Energy Transfer Operating LP	4.75%	01/15/2026	650,873
175,000	EQM Midstream Partners LP(g)	6.50%	07/01/2027	197,304
145,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	151,706
448,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	613,699
120,000	NuStar Logistics LP	6.38%	10/01/2030	136,161
180,000	ONEOK, Inc.	3.40%	09/01/2029	193,039
75,000	Rattler Midstream LP(g)	5.63%	07/15/2025	79,359
235,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	277,197
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	184,729
120,000	Western Midstream Operating LP	4.10%	02/01/2025	123,859
				3,099,727
REITS - 0.24%
555,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	611,323
555,000	American Tower Corp.	3.60%	01/15/2028	631,041
510,000	Boston Properties LP	3.40%	06/21/2029	569,843
800,000	Crown Castle International Corp.	3.70%	06/15/2026	901,953
255,000	Crown Castle International Corp.	3.65%	09/01/2027	288,196
560,000	Crown Castle International Corp.	3.30%	07/01/2030	627,469
205,000	Equinix, Inc.	1.80%	07/15/2027	211,254
98,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	100,595
80,000	Iron Mountain, Inc.(g)	4.50%	02/15/2031	83,900
190,000	National Retail Properties, Inc.	2.50%	04/15/2030	195,959
80,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	7.63%	06/15/2025	86,979
75,000	Simon Property Group LP	2.45%	09/13/2029	78,862
				4,387,374
Retail - 0.20%
27,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	28,283
27,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	28,991
235,000	Beacon Roofing Supply, Inc.(g)	4.88%	11/01/2025	241,008
120,000	Costco Wholesale Corp.	1.75%	04/20/2032	124,824
450,000	Dollar Tree, Inc.	4.00%	05/15/2025	508,247
235,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	233,606
35,000	Group 1 Automotive, Inc.(g)	4.00%	08/15/2028	36,121
235,000	Home Depot, Inc.	3.90%	06/15/2047	300,131
195,000	IRB Holding Corp.(g)	6.75%	02/15/2026	201,503
270,000	McDonald's Corp.	3.60%	07/01/2030	316,791

Principal Amount/Description		Rate	Maturity	Value
$270,000	McDonald's Corp.	4.45%	03/01/2047	$350,837
95,000	PetSmart, Inc.(g)	7.13%	03/15/2023	95,085
66,000	PetSmart, Inc.(g)	5.88%	06/01/2025	67,939
185,000	Staples, Inc.(g)	7.50%	04/15/2026	193,499
550,000	Target Corp.	3.38%	04/15/2029	644,902
195,000	Yum! Brands, Inc.	3.63%	03/15/2031	197,356
				3,569,123
Semiconductors - 0.11%
455,000	Broadcom, Inc.	3.15%	11/15/2025	497,012
300,000	Lam Research Corp.	2.88%	06/15/2050	323,597
645,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	698,269
305,000	Micron Technology, Inc.	2.50%	04/24/2023	318,063
170,000	Texas Instruments, Inc.	1.75%	05/04/2030	176,501
				2,013,442
Software - 0.06%
340,000	Activision Blizzard, Inc.	1.35%	09/15/2030	334,401
100,000	Black Knight InfoServ LLC(g)	3.63%	09/01/2028	102,500
70,000	BY Crown Parent LLC / BY Bond Finance, Inc.(g)	4.25%	01/31/2026	71,838
93,000	Dun & Bradstreet Corp.(g)	6.88%	08/15/2026	100,149
435,000	Oracle Corp.	3.85%	04/01/2060	534,956
				1,143,844
Special Purpose Banks - 0.01%
160,000	Caesars Resort Collection LLC / CRC Finco, Inc.(g)	5.25%	10/15/2025	161,905

Telecommunications - 0.50%
500,000	AT&T, Inc.	4.30%	02/15/2030	597,710
930,000	AT&T, Inc.(g)	3.50%	09/15/2053	930,051
110,000	Avaya, Inc.(g)	6.13%	09/15/2028	117,715
160,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	169,186
145,000	CenturyLink, Inc.(g)	4.00%	02/15/2027	149,911
345,000	Corning, Inc.	4.38%	11/15/2057	431,461
1,675,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	2,069,169
45,000	Frontier Communications Corp.(g)	5.88%	10/15/2027	48,741
85,000	Frontier Communications Corp.(g)	5.00%	05/01/2028	88,772
315,000	Frontier Communications Corp.(g)	6.75%	05/01/2029	337,641
1,380,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	1,480,209
80,000	GTT Communications, Inc.(g)	7.88%	12/31/2024	32,300
1,245,000	Intelsat Jackson Holdings SA(g)(h)	8.50%	10/15/2024	893,163
290,000	T-Mobile USA, Inc.(g)	3.50%	04/15/2025	320,734
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	560,871
495,000	Verizon Communications, Inc.	4.40%	11/01/2034	617,942
45,000	Verizon Communications, Inc.	2.65%	11/20/2040	45,512
155,000	Zayo Group Holdings, Inc.(g)	4.00%	03/01/2027	155,590
85,000	Zayo Group Holdings, Inc.(g)	6.13%	03/01/2028	90,034
				9,136,712
Transportation - 0.10%
125,000	Burlington Northern Santa Fe LLC	3.05%	02/15/2051	141,954
535,000	CSX Corp.	3.80%	11/01/2046	642,707
270,000	FedEx Corp.	4.75%	11/15/2045	351,399
30,000	Kenan Advantage Group, Inc.(g)	7.88%	07/31/2023	30,109
500,000	Union Pacific Corp.	3.70%	03/01/2029	580,538
				1,746,707
Trucking & Leasing - 0.02%
280,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	322,468

Principal Amount/Description		Rate	Maturity	Value
Water - 0.02%
$355,000	Essential Utilities, Inc.	2.70%	04/15/2030	$385,140

TOTAL U.S. CORPORATE BONDS
(Cost $103,252,165)				110,633,192

CONVERTIBLE CORPORATE BONDS - 0.91%
2,036,407	BlackRock Capital Investment Corp.	5.00%	06/15/2022	2,020,923
6,854,823	BlackRock TCP Capital Corp.	4.63%	03/01/2022	6,889,936
93,648	Digicel Group 0.5, Ltd.(d)(g)(i)	5.09% (7.00%)	Perpetual Maturity	26,221
1,422,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	1,466,509
6,000,000	New Mountain Finance Corp.	5.75%	08/15/2023	6,187,500

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $15,723,917)				16,591,089

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.39%
200,000	Abu Dhabi Government International Bond(g)	0.75%	09/02/2023	200,630
200,000	Abu Dhabi Government International Bond(g)	2.50%	04/16/2025	214,018
200,000	Abu Dhabi Government International Bond(g)	3.13%	04/16/2030	226,250
300,000	Banco Latinoamericano de Comercio Exterior SA(g)	2.38%	09/14/2025	307,503
500,000	Brazilian Government International Bond	2.88%	06/06/2025	521,255
600,000	Dominican Republic International Bond(g)	6.40%	06/05/2049	706,500
600,000	Export Import Bank of Thailand(f)	3M US L + 0.90%	11/20/2023	601,947
200,000	Indonesia Government International Bond	3.38%	04/15/2023	212,502
285,000	Mexico Government International Bond	4.15%	03/28/2027	329,353
875,000	Mexico Government International Bond	3.75%	01/11/2028	985,027
200,000	Mexico Government International Bond	5.00%	04/27/2051	249,700
300,000	Peruvian Government International Bond	2.39%	01/23/2026	320,553
200,000	Philippine Government International Bond	2.46%	05/05/2030	216,258
350,000	Philippine Government International Bond	1.65%	06/10/2031	355,251
200,000	Qatar Government International Bond(e)	3.88%	04/23/2023	215,190
400,000	Qatar Government International Bond(e)	3.38%	03/14/2024	433,800
400,000	Saudi Government International Bond(g)	2.90%	10/22/2025	431,690
200,000	Saudi Government International Bond(e)	2.38%	10/26/2021	203,216

Principal Amount/Description		Rate	Maturity	Value
$400,000	Saudi Government International Bond(e)	2.88%	03/04/2023	$419,344

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $6,697,750)				7,149,987

BANK LOANS - 1.60%(f)
Canada - 0.05%
260,000	Kronos Acquisition Holdings, Inc., First Lien - Initial (2020) Term Loan(k)	L + 4.50%, 0.75% Floor	12/22/2026	260,915
653,323	Titan Acquisition, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%	03/28/2025	638,885
				899,800
Ireland - 0.03%
518,224	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	518,040

Israel - 0.03%
544,882	Playtika Holding Corp., First Lien - B Term Loan	3M US L + 6.00%, 1.00% Floor	12/10/2024	549,249

Luxembourg - 0.11%
705,000	Curium BidCo S.a r.l., Second Lien - 2nd lien TL Term Loan(k)	L + 7.75%	10/27/2028	706,763
1,014,745	Travelport Finance S.à r.l., First Lien - Initial (Priority) Term Loan(k)	L + 8.00%, 1.00% Floor	02/28/2025	1,003,643
337,776	Travelport Finance S.à r.l., First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	231,658
				1,942,064
Netherlands - 0.04%
1,255,000	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan(k)	L + 3.50%, 1.00% Floor	06/30/2024	728,032
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	4,732
71,969	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	48,399
				781,163
United States - 1.34%
1,260,673	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	1,220,961
1,201,688	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 7.50%, 1.00% Floor	09/02/2024	1,152,419
249,751	Avaya, Inc., First Lien - Tranche B Term Loan	1M US L + 4.25%	12/15/2024	251,555
310,250	Avaya, Inc., First Lien - Tranche B-1 Term Loan	1M US L + 4.25%	12/15/2027	310,895
745,313	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	733,432
1,014,072	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	975,466
2,208,772	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	2,131,465

Principal Amount/Description		Rate	Maturity	Value
$112,479	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	$110,652
713,181	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	598,095
461,230	Forterra Finance LLC, First Lien - Replacement Term Loan	1M US L + 3.00%, 1.00% Floor	10/25/2023	462,480
454,148	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	450,742
751,729	Golden Nugget, Inc., First Lien - Initial B Term Loan	2M US L + 2.50%, 0.75% Floor	10/04/2023	728,207
771,739	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	773,668
996,040	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	760,193
455,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	12/01/2027	454,716
87,165	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	3M US L + 4.25%, 1.00% Floor	06/30/2022	87,111
301,188	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	294,882
330,000	Milano Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	330,756
1,132,707	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	1,114,300
492,959	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	484,128
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	709,783
1,135,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	1,101,659
471,614	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	429,869
993,413	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	990,701
126,230	Onedigital Borrower LLC Delayed Tl(k)	L + 4.50%	11/16/2027	126,704
1,278,770	OneDigital Borrower LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	1,283,565
1,026,735	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	923,132
532,304	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	524,764
554,511	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	554,649
230,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	229,808
982,244	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	879,638
680,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	689,064
1,511,413	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(k)	L + 3.50%, 1.00% Floor	10/28/2024	1,441,828

Principal Amount/Description		Rate	Maturity	Value
$1,095,596	Web.com Group, Inc., Second Lien - Initial Term Loan	1M US L + 7.75%	10/09/2026	$1,051,318
				24,362,605

TOTAL BANK LOANS
(Cost $28,525,203)				29,052,921

COLLATERALIZED LOAN OBLIGATIONS - 2.81%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(f)(g)	3M US L + 3.50%	07/15/2026	497,074
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M US L + 2.55%	04/17/2031	475,092
	AIMCO CLO 10, Ltd.
1,000,000	Series 2019-10A(f)(g)	3.55% - 3M US L	07/22/2032	1,000,381
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M US L + 2.60%	04/15/2031	475,796
	Apidos CLO XX
500,000	Series 2018-20A(f)(g)	3M US L + 2.95%	07/16/2031	485,849
	Apidos CLO XXI
500,000	Series 2018-21A(f)(g)	3M US L + 2.45%	07/18/2027	485,524
1,000,000	Series 2018-21A(f)(g)	3M US L + 8.25%	07/18/2027	815,430
	Apidos CLO XXIV
1,000,000	Series 2018-24A(f)(g)	3M US L + 5.80%	10/20/2030	930,965
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 4.85%	04/15/2028	501,957
	Avery Point VI CLO, Ltd.
480,440	Series 2018-6A(f)(g)	3M US L + 1.05%	08/05/2027	480,205
	Babson CLO, Ltd.
500,000	Series 2018-IA(f)(g)	3M US L + 2.60%	01/20/2031	471,359
	Barings CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/18/2029	500,524
500,000	Series 2018-4A(f)(g)	3M US L + 5.82%	10/15/2030	476,152
1,000,000	Series 2019-1A(f)(g)	3M US L + 6.68%	04/15/2031	987,887
500,000	Series 2019-2A(f)(g)	3.85% - 3M US L	04/15/2031	499,914
	Beechwood Park CLO, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 7.50%	01/17/2033	505,030
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M US L + 2.60%	04/20/2031	455,106
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	10/15/2031	954,581
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.60%	07/15/2030	500,127
1,000,000	Series 2018-1A(f)(g)	3M US L + 2.75%	01/30/2031	946,942
1,500,000	Series 2018-1A(f)(g)	3M US L + 5.50%	01/30/2031	1,355,145
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	920,826
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	478,234
500,000	Series 2018-1RA(f)(g)	3M US L + 3.00%	07/15/2030	486,395
	Canyon CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2031	479,130
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(g)	3M US L + 5.35%	05/15/2031	873,188
500,000	Series 2018-3A(f)(g)	3M US L + 2.85%	07/28/2028	486,996
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	04/15/2030	487,115
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.80%	04/15/2030	959,805

Principal Amount/Description		Rate	Maturity	Value
	Cook Park CLO, Ltd.
$500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	04/17/2030	$475,825
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(g)	3M US L + 1.90%	04/20/2031	485,318
	Dorchester Park CLO DAC
500,000	Series 2018-1A(f)(g)	3M US L + 2.40%	04/20/2028	489,853
875,000	Series 2018-1A(f)(g)	3M US L + 5.00%	04/20/2028	840,984
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M US L + 2.55%	05/15/2031	473,113
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(f)(g)	3M US L + 3.00%	07/15/2031	976,259
	Dryden 77 CLO, Ltd.
800,000	Series 2020-77A(f)(g)	3M US L + 5.14%	05/20/2031	807,668
	Elmwood CLO II, Ltd.
1,000,000	Series 2019-2A(f)(g)	3M US L + 2.10%	04/20/2031	1,001,826
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.90%	07/15/2030	489,912
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.40%	07/15/2030	933,608
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(f)(g)	3M US L + 6.40%	10/15/2030	985,128
	Goldentree Loan Management US CLO, Ltd.
1,000,000	Series 2018-3A(f)(g)	3M US L + 2.85%	04/20/2030	967,396
	Longfellow Place CLO, Ltd.
491,179	Series 2017-1A(f)(g)	3M US L + 1.34%	04/15/2029	490,618
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	489,142
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.50%	10/20/2030	937,321
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(f)(g)	3M US L + 5.75%	10/17/2027	972,920
	PPM CLO 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.70% - 3M US L	07/17/2030	1,002,428
	Sound Point CLO XXIV
1,375,000	Series 2019-3A(f)(g)	3M US L + 7.31%	10/25/2032	1,368,396
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(f)(g)	3M US L + 6.90%	01/25/2032	995,233
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 2.60%	01/15/2030	478,291
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(f)(g)	3M US L + 2.65%	04/15/2028	1,471,448
	Thayer Park CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 6.10%	04/20/2029	489,259
	THL Credit Wind River CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M US L + 3.75%	04/18/2029	494,298
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	474,090
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,774,774
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	918,268
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.75%	07/15/2030	910,697
1,000,000	Series 2018-3A(f)(g)	3M US L + 6.22%	10/22/2031	844,903
	Tryon Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.95%	04/15/2029	971,274
	Venture XX CLO, Ltd.
1,000,000	Series 2017-20A(f)(g)	3M US L + 1.90%	04/15/2027	988,657
	VERDE CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3.80% - 3M US L	04/15/2032	1,002,077
	VOYA CLO 2017-2
1,000,000	Series 2017-2A(f)(g)	3M US L + 6.02%	06/07/2030	928,593

Principal Amount/Description		Rate	Maturity	Value
	Voya CLO, Ltd.
$500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	04/18/2031	$480,949
1,000,000	Series 2018-2A(f)(g)	3M US L + 2.75%	07/15/2031	962,483
1,000,000	Series 2018-2A(f)(g)	3M US L + 5.25%	07/15/2031	930,487
500,000	Series 2018-3A(f)(g)	3M US L + 6.20%	10/20/2031	449,997
500,000	Series 2018-4A(f)(g)	3M US L + 5.95%	07/14/2031	441,230
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	961,808
	Westcott Park CLO, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.25%	07/20/2028	997,502

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $52,968,334)				51,126,762

EQUITY - LINKED NOTES - 0.00%(a)
263,093	Inverpamplona SA(j)(l)	0.00%	12/30/2028	11,250

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				11,250

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 25.61%
	Aaset Trust
456,422	Series 2019-2(g)	3.38%	10/16/2026	430,522
	AASET, Ltd.
513,749	Series 2018-1A(g)	3.84%	09/16/2023	487,076
	ABFC Trust
3,325,180	Series 2007-WMC1(f)	1M US L + 1.25%	06/25/2037	2,911,567
	Adjustable Rate Mortgage Trust
2,750,335	Series 2005-10(f)	3.03%	01/25/2036	2,444,684
135,628	Series 2005-7(f)	3.31%	10/25/2035	116,734
	Affirm Asset Securitization Trust 2020-A
1,750,000	Series 2020-A(g)	6.23%	10/17/2022	1,801,879
	Alternative Loan Trust
224,432	Series 2005-20CB	5.50%	07/25/2035	216,396
83,880	Series 2005-54CB	5.50%	11/25/2035	66,892
445,570	Series 2005-6CB	5.50%	04/25/2035	443,392
199,716	Series 2005-85CB(f)	21.63% - 3.67 x 1M US L	02/25/2036	277,731
945,694	Series 2005-85CB(f)	1M US L + 1.10%	02/25/2036	768,008
248,838	Series 2005-86CB	5.50%	02/25/2036	206,175
445,384	Series 2005-9CB(f)(m)	5.05% - 1M US L	05/25/2035	49,381
250,779	Series 2005-9CB(f)	1M US L + 0.50%	05/25/2035	225,039
250,910	Series 2006-12CB(f)	1M US L + 5.75%	05/25/2036	191,210
1,249,052	Series 2006-15CB	6.50%	06/25/2036	949,417
145,786	Series 2006-30T1	6.25%	11/25/2036	131,043
120,454	Series 2006-32CB	5.50%	11/25/2036	96,251
290,462	Series 2006-36T2(f)	28.06% - 4.6 x 1M US L	12/25/2036	517,303
976,642	Series 2007-19	6.00%	08/25/2037	721,300
3,375,050	Series 2007-20	6.25%	08/25/2047	2,699,227
895,270	Series 2007-23CB(f)(m)	6.50% - 1M US L	09/25/2037	288,760
937,619	Series 2007-23CB(f)	1M US L + 0.50%	09/25/2037	412,666
	American Home Mortgage Investment Trust
168,158	Series 2007-A(g)(n)	6.60%	01/25/2037	62,474

Principal Amount/Description		Rate	Maturity	Value
	AmeriHome GMSR Issuer Trust
$3,100,000	Series 2019-GT1(g)	4.68%	11/25/2026	$2,815,404
	AMSR 2020-SFR3 Trust
5,100,000	Series 2020-SFR3(g)	4.99%	09/17/2025	5,212,400
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	1M US L + 2.65%	07/14/2022	1,211,472
	Atlas Senior Loan Fund X, Ltd.
491,101	Series 2018-10A(f)(g)	3M US L + 1.09%	01/15/2031	489,125
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(f)(g)	1M US L + 3.40%	06/15/2021	1,153,316
	Atrium IX
500,000	Series 2017-9A(f)(g)	3M US L + 3.60%	05/28/2030	500,614
	Atrium XIII
1,000,000	Series 2017-13A(f)(g)	3M US L + 6.05%	11/21/2030	940,861
	Atrium XIV LLC
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.65%	08/23/2030	955,843
	Atrium XV
1,000,000	Series 2018-15A(f)(g)	3M US L + 3.00%	01/23/2031	971,317
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(f)(g)	2.68%	03/15/2021	646,855
	Banc of America Commercial Mortgage Trust 2015-UBS7
600,000	Series 2015-UBS7(f)	4.36%	09/15/2025	617,703
	Banc of America Funding Trust
132,145	Series 2006-2	5.50%	03/25/2036	132,572
3,494,889	Series 2010-R5(f)(g)	6.00%	10/26/2037	3,307,255
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(f)(g)	1M US L + 1.50%	01/15/2022	598,470
1,312,000	Series 2019-CRE5(f)(g)	1M US L + 2.35%	02/15/2022	1,250,504
	BANK
463,000	Series 2018-BN10(f)	4.08%	01/15/2028	527,763
10,291,000	Series 2018-BN12(f)(g)(m)	1.50%	05/15/2061	864,469
463,000	Series 2018-BN13(f)	4.56%	07/15/2028	543,873
	BANK 2017-BNK5
200,000	Series 2017-BNK5(f)	4.25%	06/15/2027	215,081
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(g)(m)	0.72%	04/15/2030	959,529
	BANK 2020-BNK28
523,000	Series 2020-BN28	2.34%	10/15/2030	532,476
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M US L + 3.55%	07/15/2037	2,719,914
	BCAP, LLC Trust
122,943	Series 2007-AA2(f)	7.50%	04/25/2037	98,561
79,767	Series 2007-AA2	6.00%	04/25/2037	58,525
5,783,958	Series 2010-RR6(f)(g)	6.00%	07/26/2036	4,434,393
	Bear Stearns ALT-A Trust
981,558	Series 2005-3(f)	3.06%	04/25/2035	921,426
7,967,581	Series 2006-3(f)	3.10%	05/25/2036	6,756,624
963,992	Series 2006-6(f)	3.49%	11/25/2036	674,608
	Bear Stearns Asset-Backed Securities Trust
1,951,822	Series 2006-AC1(n)	6.25%	02/25/2036	1,332,642
	Bellemeade Real Estate, Ltd.
1,469,148	Series 2019-2A(f)(g)	1M US L + 1.45%	04/25/2029	1,470,232
	Benchmark 2018-B4 Mortgage Trust
22,370,923	Series 2018-B4(f)(m)	0.52%	06/15/2028	633,097

Principal Amount/Description		Rate	Maturity	Value
$1,589,000	Series 2018-B4(f)(g)	2.81%	07/15/2028	$1,416,764
	Benchmark 2019-B12 Mortgage Trust
528,000	Series 2019-B12(f)(g)	3.44%	07/15/2024	533,667
	Benchmark 2020-B17 Mortgage Trust
954,000	Series 2020-B17(f)	3.37%	03/15/2030	966,823
	Benchmark 2020-B18 Mortgage Trust
522,000	Series 2020-B18(g)	4.14%	08/15/2025	527,950
488,000	Series 2020-B18(f)	3.65%	07/15/2030	516,989
	Benchmark 2020-B19 Mortgage Trust
523,000	Series 2020-B19	2.35%	09/15/2030	532,924
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M US L + 3.00%	12/15/2035	682,453
	BHP Trust
532,700	Series 2019-BXHP(f)(g)	1M US L + 2.57%	08/15/2021	509,740
	BX Trust
3,626,000	Series 2019-OC11(f)(g)	4.08%	12/09/2029	3,647,772
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	1,047,119
	Cantor Commercial Real Estate Lending 2019-CF1
266,000	Series 2019-CF1(f)(g)	4.14%	04/15/2024	256,939
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(f)(g)	1M US L + 2.85%	11/15/2021	602,041
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	10/25/2024	4,810,609
	Castlelake Aircraft Securitization Trust
3,014,806	Series 2018-1(g)	6.63%	06/15/2025	1,380,278
	Castlelake Aircraft Structured Trust
614,909	Series 2019-1A(g)	3.97%	04/15/2026	589,004
2,750,000	Series 2019-1A(g)(j)	0.00%	04/15/2039	546,540
	CF Trust
1,518,000	Series 2019-MF1(f)(g)	1M US L + 2.95%	08/21/2021	1,405,724
	Chase Mortgage Finance Trust
12,019,670	Series 2007-S2	6.00%	03/25/2037	8,836,321
402,183	Series 2007-S3	5.50%	05/25/2037	88,173
	CIM Trust
11,994,166	Series 2016-1RR(f)(g)	6.01%	07/26/2055	11,132,673
12,000,000	Series 2016-2RR B2(f)(g)	5.99%	02/25/2056	11,111,040
12,000,000	Series 2016-3RR B2(f)(g)	5.98%	02/27/2056	11,126,376
11,430,000	Series 2016-3RR B2(f)(g)	10.69%	01/27/2057	10,909,524
	Citicorp Mortgage Securities Trust
427,095	Series 2007-1	6.00%	01/25/2037	426,188
	Citigroup Commercial Mortgage Trust
3,727,257	Series 2014-GC25(f)(m)	0.99%	10/10/2047	115,146
866,000	Series 2015-GC27(f)(g)	4.42%	01/10/2025	775,242
400,000	Series 2015-GC31(f)	4.06%	06/10/2025	400,496
344,000	Series 2016-GC36(g)	2.85%	01/10/2026	247,526
464,000	Series 2017-C4(f)	4.10%	10/12/2027	510,982
463,000	Series 2018-B2(f)	4.28%	03/10/2028	525,344
515,000	Series 2018-C5(f)	4.72%	06/10/2028	572,008
901,000	Series 2019-SST2(f)(g)	1M US L + 1.60%	02/15/2022	900,765

Principal Amount/Description		Rate	Maturity	Value
$901,000	Series 2019-SST2(f)(g)	1M US L + 2.00%	02/15/2022	$893,861
1,433,000	Series 2020-555(f)(g)	3.62%	12/10/2029	1,087,836
	Citigroup Commercial Mortgage Trust 2019-GC41
520,000	Series 2019-GC41	3.20%	08/10/2029	561,375
	Citigroup COmmercial Mortgage Trust 2019-SMRT
1,000,000	Series 2019-SMRT(f)(g)	4.75%	01/10/2024	1,014,429
	Citigroup Commercial Mortgage Trust 2020-GC46
2,000,000	Series 2020-GC46(g)	2.60%	02/15/2030	1,468,536
	Citigroup Mortgage Loan Trust
750,082	Series 2006-WF1(n)	4.82%	03/25/2036	486,916
1,177,575	Series 2007-OPX1(n)	6.33%	01/25/2037	637,544
	CitiMortgage Alternative Loan Trust
485,467	Series 2007-A1	6.00%	01/25/2037	489,611
95,624	Series 2007-A1(f)(m)	5.40% - 1M US L	01/25/2037	17,046
72,462	Series 2007-A3(f)	6.00%	03/25/2037	72,517
166,757	Series 2007-A3(f)(m)	5.40% - 1M US L	03/25/2037	31,976
510,990	Series 2007-A6	5.50%	06/25/2037	482,697
	CLI Funding VI LLC
841,918	Series 2019-1A(g)	3.71%	05/18/2029	861,015
	CLNC 2019-FL1, Ltd.
1,037,000	Series 2019-FL1(f)(g)	1M US L + 1.55%	12/19/2025	1,023,224
	COMM 2020-CX Mortgage Trust
400,000	Series 2020-CX(f)(g)	2.68%	11/10/2030	405,300
	COMM Mortgage Trust
887,000	Series 2013-CR11(f)	5.11%	09/10/2023	965,575
500,000	Series 2016-GCT(f)(g)	3.46%	08/10/2021	496,906
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(f)	4.71%	08/10/2024	257,675
604,000	Series 2014-CR20(f)	4.51%	10/10/2024	640,773
8,643,281	Series 2014-UBS4(g)	3.75%	08/10/2024	1,411,581
11,000	Series 2014-UBS4(f)(g)(j)	0.00%	08/10/2047	1
3,247,465	Series 2015-CR22(f)(m)	0.89%	03/10/2025	89,122
916,000	Series 2015-CR25(f)	4.54%	08/10/2025	951,916
4,562,813	Series 2015-CR26(f)(m)	0.93%	09/10/2025	166,194
419,000	Series 2015-LC23(f)	4.62%	10/10/2025	431,350
	CORE Mortgage Trust
540,000	Series 2019-CORE(f)(g)	1M US L + 1.90%	12/15/2031	528,216
540,000	Series 2019-CORE(f)(g)	1M US L + 2.35%	12/15/2031	525,004
	Countrywide Home Loan Mortgage Pass-Through Trust
2,014,922	Series 2005-HYB7(f)	2.68%	11/20/2035	1,750,910
30,151	Series 2005-J4	5.50%	11/25/2035	29,230
1,606,952	Series 2006-18	6.00%	12/25/2036	1,307,239
256,852	Series 2007-17	6.00%	10/25/2037	230,857
278,852	Series 2007-3	6.00%	04/25/2037	209,042
286,892	Series 2007-7	5.75%	06/25/2037	222,537
	Credit Suisse First Boston Mortgage Securities Corp.
65,865	Series 2005-10	5.50%	11/25/2035	59,650
1,923,026	Series 2005-11	6.00%	12/25/2035	1,770,088
65,049	Series 2005-8	5.50%	08/25/2025	63,983
4,302,367	Series 2005-9	6.00%	10/25/2035	2,094,069

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse Mortgage Capital Certificates
$2,591,061	Series 2006-2	5.75%	03/25/2036	$1,987,378
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(n)	6.20%	09/25/2036	943,104
139,306	Series 2007-1(f)	5.90%	05/25/2037	52,907
	CSAIL 2016-C6 Commercial Mortgage Trust
490,000	Series 2016-C6(f)	4.95%	04/15/2026	510,658
1,362,000	Series 2016-C6(f)(g)	4.95%	05/15/2026	1,289,624
	CSAIL Commercial Mortgage Trust
5,210,449	Series 2015-C1(f)(m)	0.83%	01/15/2025	144,082
419,000	Series 2015-C4(f)	4.56%	11/15/2025	432,407
214,000	Series 2018-C14(f)	4.89%	10/15/2028	238,055
	CSMC Mortgage-Backed Trust
165,895	Series 2006-1	6.00%	02/25/2036	92,416
22,438	Series 2006-4	5.50%	05/25/2021	19,548
790,619	Series 2006-5	6.25%	06/25/2036	274,087
85,962	Series 2006-9	6.00%	11/25/2036	71,292
1,883,840	Series 2007-1	6.00%	02/25/2037	1,698,093
7,376	Series 2007-2	5.00%	03/25/2037	7,163
512,597	Series 2007-3(f)	5.84%	04/25/2037	217,919
27,640	Series 2007-4	6.00%	06/25/2037	21,770
604,000	Series 2017-CALI(f)(g)	3.78%	11/10/2024	627,377
253,000	Series 2017-CHOP(f)(g)	1M US L + 1.90%	07/15/2032	225,947
223,000	Series 2017-CHOP(f)(g)	1M US L + 3.30%	07/15/2032	181,583
	DB Master Finance LLC
987,500	Series 2019-1A(g)	3.79%	02/20/2024	1,017,730
	DBGS 2018-BIOD Mortgage Trust
861,313	Series 2018-BIOD(f)(g)	1M US L + 2.00%	05/15/2035	860,937
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(f)	3.35%	03/10/2026	1,234,247
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
267,805	Series 2005-6(f)(m)	5.08% - 1M US L	12/25/2035	49,903
117,414	Series 2005-6(f)	1M US L + 1.40%	12/25/2035	87,672
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
152,043	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	151,734
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(f)(g)	3M US L + 5.60%	07/15/2030	919,298
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M US L + 5.75%	08/15/2031	932,229
500,000	Series 2018-40A(f)(g)	3M US L + 3.10%	08/15/2031	489,874
	Earnest Student Loan Program
35,000	Series 2016-D(g)(j)	0.00%	05/25/2025	490,221
	Fannie Mae-Aces
16,987,485	Series 2019-M24(f)(m)	1.15%	03/25/2031	1,676,572
58,445,581	Series 2020-M10(f)(m)	0.85%	12/25/2027	2,618,397
56,923,068	Series 2020-M10(f)(m)	0.87%	07/25/2032	4,379,160
17,954,977	Series 2020-M13(f)(m)	1.30%	09/25/2030	1,665,042
	First Horizon Alternative Mortgage Securities Trust
710,476	Series 2005-FA6	5.50%	09/25/2035	599,764
123,605	Series 2007-FA2	6.00%	04/25/2037	74,583
	First Horizon Mortgage Pass-Through Trust
899,506	Series 2007-AR3(f)	2.93%	11/25/2037	665,658

Principal Amount/Description		Rate	Maturity	Value
	FirstKey Homes 2020-SFR1 Trust
$1,100,000	Series 2020-SFR1(g)	4.28%	09/17/2025	$1,143,885
	Fontainebleau Miami Beach Trust
2,366,000	Series 2019-FBLU(f)(g)	3.96%	12/10/2024	2,227,816
	FREMF 2015-KF07 Mortgage Trust
902,066	Series 2015-KF07(f)(g)	1M US L + 4.95%	02/25/2025	909,250
	FREMF 2015-KF09 Mortgage Trust
753,922	Series 2015-KF09(f)(g)	1M US L + 5.35%	05/25/2022	755,093
	FREMF 2016-KF19 Mortgage Trust
1,000,094	Series 2016-KF19(f)(g)	1M US L + 5.50%	06/25/2023	999,528
	FREMF 2016-KF25 Mortgage Trust
988,634	Series 2016-KF25(f)(g)	1M US L + 5.00%	10/25/2023	982,646
	FREMF Mortgage Trust
999,779	Series 2016-KF22(f)(g)	1M US L + 5.05%	07/25/2023	1,016,724
	GAIA Aviation, Ltd.
541,456	Series 2019-1(g)(n)	3.97%	12/15/2026	505,522
380,478	Series 2019-1(g)(n)	7.00%	12/15/2026	216,671
	Government National Mortgage Association
19,402,030	Series 2020-168(f)(m)	0.99%	12/16/2062	1,725,638
	Great Wolf Trust
3,084,000	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2024	2,742,803
	GS Mortgage Securities Corp. Trust 2018-RIVR
1,000,000	Series 2018-RIVR(f)(g)	1M US L + 1.55%	07/15/2035	874,810
	GS Mortgage Securities Trust
91,983	Series 2011-GC3(f)(g)(m)	0.36%	03/10/2021	1
2,085,488	Series 2011-GC5(f)(g)(m)	1.32%	08/10/2044	4,777
3,986,000	Series 2014-GC26(f)(g)	4.51%	11/10/2047	2,996,425
7,141,140	Series 2015-GS1(f)(m)	0.76%	11/10/2025	233,037
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2021	1,670,046
636,000	Series 2020-GC45(f)	3.41%	12/13/2029	695,125
	GS Mortgage Securities Trust 2016-GS2
260,000	Series 2016-GS2(f)	3.76%	04/10/2026	284,789
	GSAA Home Equity Trust
2,262,444	Series 2006-13(f)	6.04%	07/25/2036	1,054,261
514,659	Series 2006-18(n)	5.68%	11/25/2036	200,337
163,106	Series 2006-6(f)	5.69%	03/25/2036	68,631
896,537	Series 2007-2(n)	6.10%	03/25/2037	306,658
	GSCG Trust
628,000	Series 2019-600C(g)	3.76%	09/06/2024	621,095
1,303,000	Series 2019-600C(f)(g)	3.99%	09/06/2024	1,228,774
	GSR Mortgage Loan Trust
195,373	Series 2005-AR4(f)	3.33%	07/25/2035	199,478
1,247,299	Series 2006-2F	5.25%	02/25/2036	831,464
177,647	Series 2007-2F	5.75%	02/25/2037	578,995
2,512,314	Series 2007-2F	6.00%	03/25/2037	2,021,863
982,730	Series 2007-AR2(f)	3.61%	05/25/2037	755,650
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(f)(g)	3M US L + 2.70%	08/01/2025	249,735
	Harley Marine Financing LLC
275,967	Series 2018-1A(g)	5.68%	05/15/2022	250,076
	Hawaii Hotel Trust
1,391,000	Series 2019-MAUI(f)(g)	1M US L + 2.75%	05/15/2021	1,295,031
	Hayfin US XII, Ltd.
500,000	Series 2019-1A(f)(g)	3M US L + 2.25%	04/28/2031	501,418

Principal Amount/Description		Rate	Maturity	Value
	Helios Issuer, LLC Series
$1,267,418	Series 2017-1A(g)	4.94%	09/20/2023	$1,327,744
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(f)(g)	3M US L + 5.55%	01/28/2030	465,300
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(f)(g)	3M US L + 6.60%	10/20/2029	464,566
2,000,000	Series 2018-2015(f)(g)	3M US L + 5.10%	02/05/2031	1,787,194
500,000	Series 2018-2016(f)(g)	3M US L + 2.90%	07/20/2030	477,150
	Horizon Aircraft Finance III, Ltd.
965,772	Series 2019-2(g)	3.43%	11/15/2026	935,765
	HPLY Trust
567,847	Series 2019-HIT(f)(g)	1M US L + 3.15%	11/15/2021	515,353
1,131,627	Series 2019-HIT(f)(g)	1M US L + 3.90%	11/15/2021	978,929
	HSI Asset Securitization Corp. Trust
9,299,065	Series 2006-HE1(f)	1M US L + 0.14%	10/25/2036	4,203,571
	IMT Trust
325,349	Series 2017-APTS(f)(g)	1M US L + 1.10%	06/15/2034	324,851
	IndyMac IMJA Mortgage Loan Trust
1,063,088	Series 2007-A1	6.00%	08/25/2037	641,065
	IndyMac IMSC Mortgage Loan Trust
4,659,192	Series 2007-F2	6.50%	07/25/2037	2,485,206
	IndyMac Index Mortgage Loan Trust
1,554,567	Series 2005-AR31(f)	3.00%	01/25/2036	1,500,041
962,384	Series 2005-AR35(f)	3.25%	02/25/2036	903,810
2,138,967	Series 2006-AR25(f)	3.11%	09/25/2036	1,973,550
	Invitation Homes
995,000	Series 2018-SFR1(f)(g)	1M US L + 1.25%	03/17/2037	996,868
650,000	Series 2018-SFR1(f)(g)	1M US L + 1.45%	03/17/2037	651,842
	JOL Air, Ltd.
877,498	Series 2019-1(g)	3.97%	04/15/2026	848,441
	JP Morgan Alternative Loan Trust
239,647	Series 2005-S1	6.00%	12/25/2035	216,968
101,582	Series 2006-S3(n)	6.12%	08/25/2036	100,023
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(f)	4.66%	07/15/2024	395,741
2,086,000	Series 2014-C23(f)(g)	3.36%	10/15/2024	1,365,721
388,000	Series 2014-C26(f)	4.38%	12/15/2024	407,194
4,468,304	Series 2015-C28(f)(m)	0.97%	03/15/2025	141,726
1,470,000	Series 2015-C28	3.99%	03/15/2025	1,569,696
8,723,546	Series 2015-C30(f)(m)	0.51%	07/15/2025	174,167
3,439,439	Series 2015-C31(f)(m)	0.83%	08/15/2025	112,105
	JP Morgan Chase Commercial Mortgage Securities Corp.
2,092,000	Series 2018-AON(f)(g)	4.61%	07/05/2023	2,089,275
	JP Morgan Chase Commercial Mortgage Securities Trust
58,174	Series 2006-LDP8(f)(m)	0.29%	05/15/2045	1
4,000,000	Series 2007-CH1(n)	4.83%	11/25/2036	4,340,063
1,157,000	Series 2011-C3(f)(g)	5.70%	03/15/2021	353,929
2,252,279	Series 2012-C8(f)(m)	1.75%	09/15/2022	53,645
1,010,000	Series 2018-WPT(f)(g)	5.54%	07/05/2023	973,043
887,000	Series 2019-COR4	4.44%	12/10/2028	1,022,897
704,000	Series 2019-MFP(f)(g)	1M US L + 3.00%	07/15/2021	656,906
235,000	Series 2019-UES(g)	4.34%	05/05/2024	236,253
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2024	1,070,243

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
$1,250,000	Series 2011-C5(f)(g)	5.42%	09/15/2021	$1,260,863
	JP Morgan Mortgage Acquisition Corp.
253,130	Series 2006-CH2(n)	5.46%	09/25/2029	203,041
	JP Morgan Mortgage Acquisition Trust 2006-RM1
4,089,139	Series 2006-RM1(f)	1M US L + 0.24%	08/25/2036	2,343,607
	JP Morgan Mortgage Trust
998,881	Series 2007-S3	6.00%	07/25/2037	722,531
	JP Morgan Resecuritization Trust
970,900	Series 2011-1(f)(g)	6.00%	06/26/2037	902,471
	JPMBB Commercial Mortgage Securities Trust 2015-C27
519,000	Series 2015-C27(f)	4.31%	02/15/2025	528,838
	JPMCC Commercial Mortgage Securities Trust 2017-JP7
486,000	Series 2017-JP7(f)	3.65%	07/15/2027	504,597
	JPMDB Commercial Mortgage Securities Trust 2020-COR7
421,000	Series 2020-COR7(f)	3.73%	03/13/2030	456,394
	Laurel Road Prime Student Loan Trust 2020-A
47,441,528	Series 2020-A(g)(j)	0.00%	11/25/2050	2,737,613
	LB-UBS Commercial Mortgage Trust
387,842	Series 2006-C7(f)(g)(m)	0.71%	11/15/2038	93
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M US L + 5.75%	10/20/2030	924,882
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(g)	3M US L + 5.60%	07/16/2031	440,474
	LCM XIV LP
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.75%	07/20/2031	927,100
750,000	Series 2018-14A(f)(g)	3M US L + 5.50%	07/20/2031	651,374
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M US L + 6.00%	10/15/2031	903,669
	LCM XX LP
1,000,000	Series 2018-20A(f)(g)	3M US L + 5.45%	10/20/2027	928,122
	Legacy Mortgage Asset Trust
13,400,000	Series 2019-GS3(g)(n)	4.25%	04/25/2059	13,292,844
	Legacy Mortgage Asset Trust 2019-GS2
4,000,000	Series 2019-GS2(g)(n)	4.25%	04/25/2021	3,998,824
	Legacy Mortgage Asset Trust 2019-GS4
4,300,000	Series 2019-GS4(g)(n)	4.25%	05/25/2059	4,302,350
	Lehman Mortgage Trust
3,666,579	Series 2006-1(f)	5.17%	02/25/2036	3,761,838
495,347	Series 2006-6	5.50%	10/25/2036	437,467
3,850,193	Series 2006-7(f)	1M US L + 0.25%	11/25/2036	134,604
3,850,193	Series 2006-7(f)(m)	7.75% - 1M US L	11/25/2036	656,854
1,356,107	Series 2006-8(f)	1M US L + 0.42%	12/25/2036	282,168
1,356,107	Series 2006-8(f)(m)	6.58% - 1M US L	12/25/2036	470,495
534,961	Series 2007-10	6.00%	01/25/2038	552,811
307,080	Series 2007-10	6.50%	01/25/2038	169,354
	Lehman XS Trust
38,812	Series 2006-5(n)	6.39%	04/25/2036	39,260

Principal Amount/Description		Rate	Maturity	Value
	MACH 1 Cayman, Ltd.
$1,319,106	Series 2019-1(g)	3.47%	08/15/2026	$1,253,028
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(f)(g)	3M US L + 2.95%	10/22/2030	972,929
1,000,000	Series 2018-14A(f)(g)	3M US L + 5.80%	10/22/2030	936,783
	MBRT 2019-MBR
584,000	Series 2019-MBR(f)(g)	1M US L + 2.55%	11/25/2021	546,083
1,406,000	Series 2019-MBR(f)(g)	1M US L + 2.90%	11/25/2021	1,193,175
	Mello Warehouse Securitization Trust
2,500,000	Series 2019-1(f)(g)	1M US L + 5.50%	05/14/2021	2,499,796
	Merrill Lynch Alternative Note Asset Trust
701,697	Series 2007-F1	6.00%	03/25/2037	143,660
	Merrill Lynch Mortgage Investors Trust Series 2006-RM3
7,257,627	Series 2006-RM3(f)	1M US L + 0.48%	06/25/2037	2,445,374
	MFT Trust 2020-ABC
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/10/2030	1,777,020
	MKT Mortgage Trust
250,000	Series 2020-525M(f)(g)	2.94%	02/12/2030	230,759
	Morgan Stanley Bank of America Merrill Lynch Trust
3,074,415	Series 2012-C5(f)(g)(m)	1.41%	07/15/2022	47,986
350,000	Series 2015-C27(f)	4.52%	11/15/2025	363,553
	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
602,000	Series 2015-C20(f)	4.46%	01/15/2025	632,771
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
1,250,000	Series 2016-MART(g)	3.31%	09/13/2021	1,228,346
	Morgan Stanley Capital I Trust
1,177,000	Series 2007-IQ15(f)(g)	6.15%	06/11/2049	1,133,041
1,288,294	Series 2016-UB11 XA(f)(m)	1.51%	08/15/2026	78,285
1,000,000	Series 2018-SUN(f)(g)	1M US L + 3.05%	07/15/2035	932,595
	Morgan Stanley Capital I Trust 2017-CLS
576,000	Series 2017-CLS(f)(g)	1M US L + 2.60%	11/15/2034	577,100
	Morgan Stanley Mortgage Loan Trust
1,751,303	Series 2005-3AR(f)	2.81%	07/25/2035	1,622,131
3,226,945	Series 2006-11	6.00%	08/25/2036	2,847,423
776,844	Series 2006-7(f)	4.99%	06/25/2036	634,592
897,126	Series 2006-7	6.00%	06/25/2036	701,877
397,358	Series 2007-3XS(n)	5.70%	01/25/2047	220,908
	Morgan Stanley Re-REMIC Trust
196,320	Series 2011-R1(f)(g)	5.94%	02/26/2037	207,354
	Mosaic Solar Loan Trust
111,243	Series 2017-1A(g)	4.45%	06/20/2042	119,923
427,567	Series 2018-1A(g)	4.01%	08/20/2030	462,827
	Mosaic Solar Loan Trust 2020-1
8,900,000	Series 2020-1A(g)(j)	0.00%	04/20/2046	3,419,122
	Motel 6 Trust 2017-MTL6
968,555	Series 2017-MTL6(f)(g)	1M US L + 4.25%	08/15/2034	954,414
	MSCG Trust
2,154,000	Series 2018-SELF(f)(g)	1M US L + 3.05%	10/15/2037	2,113,131
	Natixis Commercial Mortgage Securities Trust 2018-FL1
426,222	Series 2018-FL1(f)(g)	1M US L + 2.35%	06/15/2035	408,498

Principal Amount/Description		Rate	Maturity	Value
	Navient Private Education Refi Loan Trust
$500,000	Series 2018-A(g)	3.68%	11/17/2025	$510,725
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,102,710	Series 2005-AP3(f)	5.32%	08/25/2035	720,466
	Ocagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M US L + 6.80%	05/12/2031	1,487,025
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M US L + 8.09%	07/15/2030	842,880
	Octagon Investment Partners 29, Ltd.
2,000,000	Series 2020-1A(f)(g)	3M US L + 7.25%	01/24/2033	1,999,992
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	481,643
	Octagon Investment Partners 44, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 3.65%	07/20/2032	1,001,877
	Octagon Investment Partners 47, Ltd.
500,000	Series 2020-1A(f)(g)	3M US L + 3.35%	04/20/2031	503,390
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(f)(g)(k)	3M US L + 6.75%	01/15/2033	625,000
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	486,653
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	940,106
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M US L + 7.00%	02/14/2031	1,000,643
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(f)(g)	3M US L + 1.90%	01/22/2030	955,358
500,000	Series 2018-1A(f)(g)	3M US L + 5.45%	01/22/2030	450,087
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.05%	10/20/2030	489,261
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2019-3A(f)(g)	3.55% - 3M US L	07/20/2032	1,003,516
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(f)(g)	3M US L + 6.25%	04/18/2033	1,957,730
	One Market Plaza Trust
1,211,000	Series 2017-1MKT(g)	4.14%	02/10/2024	1,234,123
	Pagaya AI Debt Selection Trust 2020-3
2,500,000	Series 2020-3(g)	6.43%	05/17/2027	2,533,175
	PHH Alternative Mortgage Trust
769,971	Series 2007-2	6.00%	05/25/2037	763,632
	PR Mortgage Loan Trust
9,506,993	Series 2014-1(f)(g)	5.91%	09/25/2047	9,406,618
	Pretium Mortgage Credit Partners I 2020-NPL3 LLC
699,276	Series 2020-NPL3(g)(n)	3.11%	10/27/2023	701,856
	Prime Mortgage Trust
22,183	Series 2006-1	5.50%	06/25/2036	22,119
75,554	Series 2006-DR1(g)	5.50%	05/25/2035	63,704

Principal Amount/Description		Rate	Maturity	Value
	Primose Funding LLC
$990,000	Series 2019-1A(g)	4.48%	07/30/2026	$1,028,571
	PRPM 2019-4 LLC
2,511,774	Series 2019-4A(g)(n)	3.35%	11/25/2024	2,524,765
	PRPM LLC
13,000,000	Series 2020-1A(g)(n)	3.97%	02/25/2023	12,915,897
	RBSGC Structured Trust
170,367	Series 2008-B(g)	6.00%	06/25/2037	171,277
	Residential Accredit Loans, Inc.
1,390,879	Series 2005-QS17	6.00%	12/25/2035	1,384,393
4,096,816	Series 2006-QA5(f)	1M US L + 0.22%	07/25/2036	2,388,190
2,015,147	Series 2006-QS10	6.50%	08/25/2036	2,049,965
729,331	Series 2006-QS4	6.00%	04/25/2036	709,410
1,167,056	Series 2006-QS6	6.00%	06/25/2036	1,138,959
1,299,711	Series 2006-QS7	6.00%	06/25/2036	1,243,188
68,328	Series 2006-QS7(f)	1M US L + 0.40%	06/25/2036	47,716
204,985	Series 2006-QS7(f)(m)	5.60% - 1M US L	06/25/2036	30,864
82,255	Series 2006-QS8(f)	1M US L + 0.45%	08/25/2036	57,882
246,766	Series 2006-QS8(f)(m)	5.55% - 1M US L	08/25/2036	39,366
1,900,177	Series 2007-QS3	6.50%	02/25/2037	1,865,271
53,409	Series 2007-QS6	6.25%	04/25/2037	52,687
7,525	Series 2007-QS6(f)	55.00% - 8.33 x 1M US L	04/25/2037	14,326
2,743,781	Series 2007-QS9	6.50%	07/25/2037	2,580,618
310,166	Series 2008-QR1	6.00%	08/25/2036	261,952
	Residential Asset Securitization Trust
454,113	Series 2006-A1	6.00%	04/25/2036	325,563
973,505	Series 2006-A2	6.00%	05/25/2036	625,601
894,677	Series 2006-A6	6.50%	07/25/2036	426,972
319,515	Series 2006-A8	6.00%	08/25/2036	268,779
151,065	Series 2006-A8	6.50%	08/25/2036	76,411
319,845	Series 2006-A8(f)(m)	5.90% - 1M US L	08/25/2036	102,515
1,430,721	Series 2007-A1	6.00%	03/25/2037	846,499
71,100	Series 2007-A6	6.00%	06/25/2037	59,784
2,665,834	Series 2007-A7	6.00%	07/25/2037	1,525,127
	Residential Funding Mortgage Securities I Trust
711,148	Series 2006-S3	5.50%	03/25/2036	687,692
1,203,391	Series 2006-S6	6.00%	07/25/2036	1,200,907
288,160	Series 2007-S3	6.00%	03/25/2037	260,344
216,057	Series 2007-S6	6.00%	06/25/2037	215,055
	Sapphire Aviation Finance I, Ltd.
2,690,005	Series 2018-1A(g)	5.93%	03/15/2025	2,165,970
	Sapphire Aviation Finance II, Ltd.
450,929	Series 2020-1A(g)	3.23%	03/15/2027	437,804
	Sequoia Mortgage Trust
1,635,245	Series 2007-3(f)	3.23%	07/20/2037	1,494,945
	SG Commercial Mortgage Securities Trust 2016-C5
604,000	Series 2016-C5	3.93%	06/10/2026	631,399
	SMB Private Education Loan Trust
414,954	Series 2018-B(f)(g)	1M US L + 0.72%	08/15/2027	415,001
	Sofi Professional Loan Program 2018-C Trust
80,000	Series 2018-C(g)(j)	0.00%	01/25/2048	2,573,778

Principal Amount/Description		Rate	Maturity	Value
	SoFi Professional Loan Program Trust
$50,000	Series 2020-A(g)(j)	0.00%	05/15/2046	$3,116,454
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)(j)	0.00%	02/25/2042	1,438,401
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	312,764
56,034	Series 2019-B(g)(j)	0.00%	08/17/2048	1,591,484
	Sprite, Ltd.
321,594	Series 2017-1(g)	4.25%	12/15/2024	303,443
	Stack Infrastructure Issuer LLC
981,667	Series 2019-1A(g)	4.54%	02/26/2024	1,053,792
750,000	Series 2019-2A(g)	3.08%	10/25/2024	780,680
	Start, Ltd.
721,702	Series 2018-1(g)	4.09%	05/15/2025	704,940
785,954	Series 2019-1(g)	4.09%	03/15/2026	760,660
	Structured Adjustable Rate Mortgage Loan Trust
683,599	Series 2005-15(f)	3.17%	07/25/2035	512,709
	Structured Asset Securities Corp.
191,782	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	171,727
191,782	Series 2005-RF1(f)(g)(m)	4.67%	03/25/2035	32,066
	Sunnova Sol Issuer LLC
984,088	Series 2020-1A(g)	3.35%	01/30/2030	1,045,354
	Sunrun Atlas Issuer LLC
1,219,472	Series 2019-2(g)	3.61%	10/30/2027	1,307,726
	TBW Mortgage-Backed Trust
1,371,554	Series 2006-2	7.00%	07/25/2036	470,971
	Textainer Marine Containers VII, Ltd.
433,333	Series 2019-1A(g)	3.96%	10/20/2026	439,807
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(n)	5.07%	09/15/2038	3,713,683
	Towd Point Mortgage Trust 2019-SJ2
3,310,000	Series 2019-SJ2(f)(g)	4.25%	11/25/2058	3,381,981
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(g)	3M US L + 4.15%	07/20/2032	1,699,550
	TRIP Rail Master Funding, LLC
99,970	Series 2017-1A(g)	2.71%	07/15/2021	100,222
	UBS Commercial Mortgage Trust
464,000	Series 2017-C6(f)	4.15%	12/15/2027	510,408
	UBS Commercial Mortgage Trust 2018-C10
520,000	Series 2018-C10(f)	5.09%	05/15/2028	581,888
	UBS Commercial Mortgage Trust 2018-C9
928,000	Series 2018-C9(f)	4.88%	03/15/2028	980,123
	UBS-Barclays Commercial Mortgage Trust
989,000	Series 2013-C5(f)(g)	4.10%	02/10/2023	623,378
	Upstart Pass-Through Trust Series 2021-ST1
500,000	Series 2021-ST1(g)(k)	2.75%	02/20/2027	500,701
	Upstart Securitization Trust 2020-3
250,000	Series 2020-3(g)	3.01%	11/20/2030	254,802
	VB-S1 Issuer LLC
500,000	Series 2020-1A(g)	3.03%	06/15/2025	525,379

Principal Amount/Description		Rate	Maturity	Value
	VB-S1 Issuer, LLC
$3,000,000	Series 2018-1A(g)	5.25%	02/15/2023	$3,082,438
	VCC 2020-MC1 Trust
7,682,050	Series 2020-MC1(f)(g)	4.50%	06/25/2045	7,678,371
	Velocity Commercial Capital Loan Trust
587,201	Series 2018-2(f)(g)	4.05%	09/25/2024	617,942
1,303,644	Series 2019-1(f)(g)	3.94%	01/25/2027	1,350,722
397,711	Series 2019-1(f)(g)	4.01%	07/25/2027	406,464
394,913	Series 2019-1(f)(g)	4.12%	11/25/2027	400,268
	Vericrest Opportunity Loan Trust 2019-NPL7
122,878	Series 2019-NPL7(g)(n)	3.18%	10/25/2049	123,187
	Wachovia Bank Commercial Mortgage Trust
37,739	Series 2006-C29(f)(m)(o)	0.27%	11/15/2048	0
	Wachovia Mortgage Loan Trust, LLC Series Trust
380,563	Series 2005-B(f)	2.69%	10/20/2035	365,612
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,236,943	Series 2005-1	6.00%	03/25/2035	1,247,926
52,626	Series 2005-9	5.50%	11/25/2035	46,446
414,355	Series 2006-5	6.00%	07/25/2036	362,286
	Washington Mutual Mortgage Pass-Through Certificates Trust
811,883	Series 2006-2	6.00%	03/25/2036	840,390
	WAVE LLC
935,759	Series 2019-1(g)	3.60%	09/15/2027	914,986
983,502	Series 2019-1(g)	6.41%	09/15/2027	605,109
	Wells Fargo Alternative Loan Trust
369,596	Series 2007-PA2(f)	1M US L + 0.43%	06/25/2037	298,193
369,596	Series 2007-PA2(f)(m)	6.07% - 1M US L	06/25/2037	49,509
168,088	Series 2007-PA3	5.75%	07/25/2037	167,504
527,247	Series 2007-PA3	6.25%	07/25/2037	525,760
2,671,044	Series 2007-PA5	6.25%	11/25/2037	2,651,843
	Wells Fargo Commercial Mortgage Trust
158,000	Series 2014-LC16(g)	3.94%	06/15/2024	82,278
520,000	Series 2015-NXS4(f)	4.70%	11/15/2025	562,674
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	901,064
5,628,945	Series 2016-C37(f)(g)(m)	1.60%	12/15/2049	379,549
695,000	Series 2016-LC25(f)	4.42%	11/15/2026	782,680
518,000	Series 2018-C45	4.73%	06/15/2028	565,256
523,000	Series 2018-C47(f)	4.94%	10/15/2028	535,663
436,000	Series 2018-C48(f)	5.12%	12/15/2028	487,539
901,000	Series 2019-C49	4.55%	02/15/2029	1,033,838
356,000	Series 2019-C49(f)	4.87%	02/15/2029	391,306
	Wells Fargo Commercial Mortgage Trust 2015-C28
1,895,000	Series 2015-C28(f)	4.09%	05/15/2025	1,854,476
	Wells Fargo Commercial Mortgage Trust 2015-NXS4
1,245,000	Series 2015-NXS4(f)	3.70%	11/15/2025	1,157,544
	Wells Fargo Commercial Mortgage Trust 2016-NXS6
356,000	Series 2016-NXS6	3.81%	11/15/2049	381,733

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Commercial Mortgage Trust 2020-C55
$613,000	Series 2020-C55	3.14%	02/15/2030	$653,721
	WF-RBS Commercial Mortgage Trust
1,970,331	Series 2012-C9(f)(g)(m)	1.88%	11/15/2045	49,792
3,490,640	Series 2014-C21(f)(m)	1.03%	08/15/2047	101,201
4,254,662	Series 2014-C22(f)(m)	0.81%	09/15/2057	99,457
636,000	Series 2014-C23(f)(g)	4.00%	10/15/2057	613,390
	Willis Engine Structured Trust V
946,744	Series 2020-A(g)	3.23%	03/15/2028	835,048
2,258,847	Zephyrus Capital Aviation Tl		10/15/2038	2,130,734

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $486,813,282)				465,821,353

U.S. GOVERNMENT BONDS AND NOTES - 6.93%
5,870,000	U.S. Treasury Bonds	2.25%	11/15/2027	6,516,044
7,800,000	U.S. Treasury Bonds	0.63%	05/15/2030	7,622,062
7,960,000	U.S. Treasury Bonds	0.88%	11/15/2030	7,930,150
3,620,000	U.S. Treasury Bonds	4.75%	02/15/2037	5,513,854
6,700,000	U.S. Treasury Bonds	1.13%	08/15/2040	6,334,641
390,000	U.S. Treasury Bonds	2.75%	11/15/2042	482,518
3,930,000	U.S. Treasury Bonds	2.75%	11/15/2047	4,923,400
2,300,000	U.S. Treasury Bonds	1.25%	05/15/2050	2,082,398
5,590,000	U.S. Treasury Bonds	1.63%	11/15/2050	5,558,120
6,260,000	U.S. Treasury Notes	0.13%	06/30/2022	6,261,223
630,000	U.S. Treasury Notes	0.25%	11/15/2023	631,772
5,870,000	U.S. Treasury Notes	2.13%	09/30/2024	6,283,881
5,820,000	U.S. Treasury Notes	2.25%	10/31/2024	6,266,276
3,590,000	U.S. Treasury Notes	2.75%	02/28/2025	3,957,133
5,740,000	U.S. Treasury Notes	3.00%	09/30/2025	6,459,294
12,160,000	U.S. Treasury Notes	0.38%	11/30/2025	12,175,200
780,000	U.S. Treasury Notes	2.63%	01/31/2026	868,725
4,820,000	U.S. Treasury Notes	2.25%	03/31/2026	5,286,184
5,740,000	U.S. Treasury Notes	1.63%	10/31/2026	6,121,172
6,890,000	U.S. Treasury Notes	0.50%	06/30/2027	6,860,125
750,000	U.S. Treasury Notes	0.50%	10/31/2027	743,906
17,110,000	U.S. Treasury Notes	0.63%	11/30/2027	17,101,980

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $124,873,926)				125,980,058

MUNICIPAL BONDS - 0.02%
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	136,656
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	290,058

TOTAL MUNICIPAL BONDS
(Cost $364,366)				426,714

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 15.93%
	Banc of America Funding
3,033,536	Series 2007-A(f)	1M US L + 0.21%	02/20/2047	2,808,537

Principal Amount/Description		Rate	Maturity	Value
	Banc of America Funding 2014-R8 Trust
$2,263,949	Series 2014-R8(f)(g)	1M US L + 0.24%	12/26/2024	$2,128,608
	Chase Mortgage Finance Trust
5,218,496	Series 2007-S4	6.00%	06/25/2037	3,546,059
	ChaseFlex Trust Series
5,006,591	Series 2007-M1(f)	1M US L + 0.23%	08/25/2037	3,923,491
	Citigroup Mortgage Loan Trust
9,590,900	Series 2018-A(f)(g)	4.25%	01/25/2068	9,571,182
	Connecticut Avenue Securities Trust
5,000,000	Series 2019-R05(f)(g)	1M US L + 4.10%	07/25/2039	5,054,349
	Deephaven Residential Mortgage Trust
6,613,000	Series 2020-1(f)(g)	3.66%	03/25/2024	6,642,044
4,000,000	Series 2020-1(f)(g)	4.54%	03/25/2024	3,995,845
	Fannie Mae Interest Strip
10,894,591	Series 2014-419(m)	3.50%	04/25/2044	1,626,433
	Fannie Mae Pool
3,000,000	Series 2018	3.50%	04/01/2030	3,496,591
4,288,663	Series 2020	1.50%	10/01/2035	4,413,508
1,972,241	Series 2020	2.00%	10/01/2040	2,053,479
7,307,249	Series 2020	2.00%	10/01/2050	7,559,077
3,444,221	Series 2020	2.50%	10/01/2050	3,634,417
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	3,236,971
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	3,284,015
	Fannie Mae REMICS
10,211,910	Series 2014-1(f)(m)	5.90% - 1M US L	02/25/2044	1,971,388
12,233,099	Series 2015-54(f)(m)	6.15% - 1M US L	07/25/2045	2,284,099
4,038,807	Series 2020-45	3.00%	07/25/2040	4,270,422
12,623,119	Series 2020-74(f)(m)	4.10% - 30D US SOFR	10/25/2050	1,408,149
24,795,440	Series 2020-77(f)(m)	4.10% - 30D US SOFR	11/25/2050	3,125,998
	Federal Home Loan Mortgage Corp. Pool
203,188	Series Pool #G01840	5.00%	07/01/2035	236,330
75,462	Series Pool #G04817	5.00%	09/01/2038	87,772
	Federal Home Loan Mortgage Corp. REMICS
976,255	Series 2003-2722(f)	9.89% - 1M US L	12/15/2033	1,245,233
187,555	Series 2005-R003	5.50%	10/15/2035	218,384
1,388,562	Series 2006-3244(f)(m)	6.66% - 1M US L	11/15/2036	326,610
68,708	Series 2007-3261(f)(m)	6.43% - 1M US L	01/15/2037	15,667
158,909	Series 2007-3262(f)(m)	6.40% - 1M US L	01/15/2037	22,969
677,175	Series 2007-3301(f)(m)	6.10% - 1M US L	04/15/2037	131,932
469,835	Series 2007-3303(f)(m)	6.10% - 1M US L	04/15/2037	93,651
131,420	Series 2007-3382(f)(m)	6.00% - 1M US L	11/15/2037	18,286
384,999	Series 2007-3384(f)(m)	6.31% - 1M US L	08/15/2036	82,706
108,799	Series 2007-3384(f)(m)	6.39% - 1M US L	11/15/2037	15,138
148,377	Series 2008-3417(f)(m)	6.18% - 1M US L	02/15/2038	19,622
3,704,028	Series 2008-3423(f)(m)	6.00% - 1M US L	03/15/2038	30,749
194,931	Series 2008-3423(f)(m)	5.65% - 1M US L	03/15/2038	24,421
1,433,597	Series 2009-3510(f)(m)	6.75% - 1M US L	02/15/2037	287,313
365,273	Series 2009-3523(f)(m)	6.00% - 1M US L	04/15/2039	64,488
68,692	Series 2009-3524(m)	3.51%	06/15/2038	74,010
10,581	Series 2009-3549(f)(m)	5.80% - 1M US L	07/15/2039	1,394
774,043	Series 2009-3560(f)(m)	6.40% - 1M US L	11/15/2036	132,225
282,560	Series 2010-3641	4.50%	03/15/2040	322,836

Principal Amount/Description		Rate	Maturity	Value
$393,619	Series 2010-3726(f)(m)	6.05% - 1M US L	09/15/2040	$77,815
1,601,943	Series 2010-3728(f)(m)	4.45% - 1M US L	09/15/2040	211,294
607,230	Series 2010-3779	3.50%	12/15/2030	658,851
117,342	Series 2010-3779	4.00%	12/15/2030	129,017
413,966	Series 2010-3779	4.50%	12/15/2040	454,529
64,167	Series 2011-3786(f)	9.50% - 1M US L	01/15/2041	71,356
845,164	Series 2011-3795	4.00%	01/15/2041	915,698
53,661	Series 2011-3798(f)	9.50% - 1M US L	11/15/2040	59,472
392,370	Series 2011-3808	3.50%	02/15/2031	423,054
39,198	Series 2011-3809(f)	9.50% - 1M US L	02/15/2041	49,200
755,443	Series 2011-3815(f)(m)	5.85% - 1M US L	02/15/2041	150,159
323,664	Series 2011-3824	3.50%	03/15/2031	351,095
395,843	Series 2011-3824(f)(m)	7.10% - 1M US L	08/15/2036	94,906
433,694	Series 2011-3863	5.50%	08/15/2034	496,047
513,954	Series 2011-3864(f)	9.20% - 1M US L	05/15/2041	606,837
501,156	Series 2011-3871	5.50%	06/15/2041	584,145
488,498	Series 2011-3872(f)(m)	5.95% - 1M US L	06/15/2041	91,057
2,861,639	Series 2011-3910	5.00%	08/15/2041	3,356,586
2,186,204	Series 2011-3924(f)(m)	6.00% - 1M US L	09/15/2041	354,817
77,160	Series 2011-3925(m)	3.00%	09/15/2021	210
2,993,386	Series 2012-3(f)(m)	5.95% - 1M US L	02/25/2042	570,096
2,616,118	Series 2013-4170(f)	4.05% - 1M US L	01/15/2033	2,725,025
10,853,955	Series 2013-4218	2.50%	02/15/2043	11,320,681
4,671,129	Series 2013-4239(j)	0.00%	07/15/2043	4,041,061
4,880,352	Series 2014-4413	3.50%	11/15/2044	5,160,498
3,572,958	Series 2015-4434	3.00%	02/15/2045	3,956,473
3,470,484	Series 2015-4440	2.50%	02/15/2045	3,672,418
	Federal Home Loan Mortgage Corp. Strips
2,073,911	Series 2017-358	3.00%	10/15/2047	2,171,414
	Federal National Mortgage Association Pool
57,461	Series Pool #555743	5.00%	09/01/2033	66,245
69,037	Series Pool #735382	5.00%	04/01/2035	80,235
185,592	Series Pool #735383	5.00%	04/01/2035	215,537
122,139	Series Pool #735484	5.00%	05/01/2035	141,852
45,027	Series Pool #AH4437	4.00%	01/01/2041	47,337
	Federal National Mortgage Association REMICS
63,195	Series 2004-46(f)(m)	6.00% - 1M US L	03/25/2034	6,537
227,802	Series 2006-101(f)(m)	6.58% - 1M US L	10/25/2036	50,100
664,871	Series 2006-123(f)(m)	6.32% - 1M US L	01/25/2037	137,200
3,161,527	Series 2006-92(f)(m)	6.58% - 1M US L	10/25/2036	665,890
82,950	Series 2007-102(f)(m)	6.40% - 1M US L	11/25/2037	17,387
78,162	Series 2007-108(f)(m)	6.36% - 1M US L	12/25/2037	11,267
15,317	Series 2007-30(f)(m)	6.11% - 1M US L	04/25/2037	2,412
351,878	Series 2007-38(f)(m)	6.08% - 1M US L	05/25/2037	40,403
11,108	Series 2007-51(f)(m)	6.10% - 1M US L	06/25/2037	1,659
36,865	Series 2007-53(f)(m)	6.10% - 1M US L	06/25/2037	4,383
450,625	Series 2007-57(f)(m)	6.62% - 1M US L	10/25/2036	88,600
90,744	Series 2007-68(f)(m)	6.65% - 1M US L	07/25/2037	14,865
552,255	Series 2008-3(f)(m)	6.46% - 1M US L	02/25/2038	123,054
159,626	Series 2008-56(f)(m)	6.06% - 1M US L	07/25/2038	20,207
28,217	Series 2008-81	5.50%	09/25/2038	32,075
255,016	Series 2009-111	5.00%	01/25/2040	292,803
126,148	Series 2009-111(f)(m)	6.25% - 1M US L	01/25/2040	22,157
921,850	Series 2009-12(f)(m)	6.60% - 1M US L	03/25/2036	160,091
28,588	Series 2009-28(f)(m)	6.00% - 1M US L	04/25/2037	4,695

Principal Amount/Description		Rate	Maturity	Value
$341,452	Series 2009-41	4.50%	06/25/2039	$372,408
75,777	Series 2009-42(f)(m)	6.00% - 1M US L	06/25/2039	12,054
165,475	Series 2009-47(f)(m)	6.10% - 1M US L	07/25/2039	25,648
95,026	Series 2009-62(f)(m)	6.10% - 1M US L	08/25/2039	12,294
57,791	Series 2009-66(f)(m)	5.80% - 1M US L	02/25/2038	9,562
41,058	Series 2009-68(f)(m)	5.25% - 1M US L	09/25/2039	5,140
169,497	Series 2010-11(f)(m)	4.80% - 1M US L	02/25/2040	18,659
35,304	Series 2010-111(f)(m)	6.00% - 1M US L	10/25/2040	5,255
82,631	Series 2010-112	4.00%	10/25/2040	86,047
113,633	Series 2010-115(f)(m)	6.60% - 1M US L	11/25/2039	20,339
1,663,206	Series 2010-115(f)(m)	6.00% - 1M US L	10/25/2040	397,981
3,838,414	Series 2010-123(f)(m)	6.05% - 1M US L	11/25/2040	790,485
657,216	Series 2010-15(f)(m)	4.95% - 1M US L	03/25/2040	99,179
63,043	Series 2010-34(f)(m)	4.93% - 1M US L	04/25/2040	7,405
54,432	Series 2010-4(f)(m)	6.23% - 1M US L	02/25/2040	9,597
77,369	Series 2010-58(f)	12.47% - 1M US L	06/25/2040	97,463
2,280,244	Series 2010-75	4.50%	07/25/2040	2,555,427
187,959	Series 2010-9(f)(m)	4.75% - 1M US L	02/25/2040	20,841
46,636	Series 2010-9(f)(m)	5.30% - 1M US L	02/25/2040	6,598
12,233	Series 2010-90(f)(m)	6.00% - 1M US L	08/25/2040	1,625
314,018	Series 2011-16	3.50%	03/25/2031	340,168
463,575	Series 2011-25	3.00%	04/25/2026	482,941
335,993	Series 2011-29	3.50%	04/25/2031	361,062
237,922	Series 2011-5(f)(m)	6.40% - 1M US L	11/25/2040	14,743
3,120,399	Series 2012-106(f)(m)	6.16% - 1M US L	10/25/2042	637,591
988,981	Series 2012-124(f)	7.79% - 1M US L	11/25/2042	1,200,796
9,795,601	Series 2012-128(f)	6.00% - 1M US L	11/25/2042	10,550,961
185,068	Series 2012-29(f)(m)	6.00% - 1M US L	04/25/2042	34,998
660,866	Series 2012-32(m)	5.00%	04/25/2042	103,509
3,048,944	Series 2012-65(f)(m)	5.98% - 1M US L	06/25/2042	509,944
1,657,938	Series 2013-19(f)	5.40% - 1M US L	03/25/2043	1,746,539
7,600,024	Series 2013-51(f)	5.40% - 1M US L	04/25/2043	7,671,632
653,301	Series 2015-59	3.00%	06/25/2041	657,305
10,604,491	Series 2015-79	3.00%	11/25/2045	11,262,746
1,420,477	Series 2015-9	3.00%	01/25/2045	1,525,331
1,354,565	Series 2016-72	3.00%	10/25/2046	1,350,180
1,764,892	Series 2018-21(j)	0.00%	04/25/2048	1,629,187
1,444,290	Series 2018-27	3.00%	12/25/2047	1,515,381
1,788,051	Series 2018-36	3.00%	06/25/2048	1,882,065
3,103,048	Series 2019-12	3.00%	04/25/2049	3,289,720
	FMC GMSR Issuer Trust
500,000	Series 2019-GT1(f)(g)	5.66%	05/25/2024	484,860
5,000,000	Series 2019-GT2(f)(g)	4.72%	09/25/2024	4,459,842
	Freddie Mac Pool
4,803,606	Series 2020-	2.00%	08/01/2050	4,991,131
1,960,995	Series 2020-	2.00%	10/01/2050	2,015,334
	Freddie Mac REMICS
4,408,341	Series 2011-3972(f)(m)	5.90% - 1M US L	12/15/2041	799,746
4,507,324	Series 2017-4703	3.50%	07/15/2047	4,923,188
5,584,726	Series 2020-5041(m)	2.00%	11/25/2050	450,220
	Government National Mortgage Association
47,742	Series 2004-83(f)(m)	6.08% - 1M US L	10/20/2034	8,401
40,870	Series 2008-6(f)(m)	6.46% - 1M US L	02/20/2038	7,073
38,750	Series 2008-67(f)(m)	6.00% - 1M US L	08/20/2038	6,353
608,852	Series 2008-69(f)(m)	7.63% - 1M US L	08/20/2038	141,918
57,814	Series 2009-10(f)(m)	6.65% - 1M US L	02/16/2039	12,681
743,189	Series 2009-35	4.50%	05/20/2039	808,561

Principal Amount/Description		Rate	Maturity	Value
$3,017,911	Series 2009-58(f)(m)	6.25% - 1M US L	06/20/2039	$469,241
43,571	Series 2009-6(f)(m)	5.95% - 1M US L	02/20/2038	5,386
1,379,969	Series 2009-75	5.00%	09/20/2039	1,575,233
3,249,168	Series 2010-121(f)(m)	6.00% - 1M US L	09/20/2040	596,456
57,358	Series 2010-61(f)(m)	6.55% - 1M US L	09/20/2039	10,087
102,062	Series 2010-98(f)(m)	5.65%	03/20/2039	10,742
2,309,191	Series 2011-148	3.50%	11/16/2041	2,505,996
455,438	Series 2011-69(j)	0.00%	05/20/2041	439,513
1,389,655	Series 2011-71	4.50%	02/20/2041	1,555,500
931,704	Series 2011-71(f)(m)	5.40% - 1M US L	05/20/2041	153,207
289,356	Series 2011-72(f)(m)	6.15% - 1M US L	05/20/2041	64,949
1,473,001	Series 2011-89(f)(m)	5.45% - 1M US L	06/20/2041	276,611
62,722	Series 2012-105(f)(m)	6.20% - 1M US L	01/20/2041	848
3,735,024	Series 2013-113(f)(m)	6.25% - 1M US L	03/20/2043	460,321
5,479,474	Series 2013-122(f)(m)	6.10% - 1M US L	08/16/2043	964,012
3,545,698	Series 2013-148(f)(m)	5.68% - 1M US L	10/16/2043	800,098
5,642,489	Series 2013-186(f)(m)	6.25% - 1M US L	02/16/2043	859,036
3,553,105	Series 2014-156(f)(m)	6.25% - 1M US L	10/20/2044	689,040
6,900,989	Series 2014-4(f)(m)	6.10% - 1M US L	01/16/2044	1,226,990
8,307,706	Series 2014-41(f)(m)	6.10% - 1M US L	03/20/2044	1,706,984
4,519,939	Series 2014-5(f)(m)	6.15% - 1M US L	07/20/2043	609,812
4,965,922	Series 2014-95(f)(m)	6.25% - 1M US L	06/16/2044	995,915
13,122,282	Series 2015-80(f)(m)	6.25% - 1M US L	06/20/2045	2,979,413
13,395,470	Series 2018-97(f)(m)	6.20% - 1M US L	07/20/2048	1,779,744
18,653,337	Series 2019-22(f)(m)	5.60% - 1M US L	02/20/2045	3,858,454
13,852,417	Series 2019-92(f)(m)	6.10% - 1M US L	07/20/2049	1,990,513
15,828,039	Series 2020-112(f)(m)	6.25% - 1M US L	08/20/2050	3,003,565
9,896,864	Series 2020-133(f)(m)	6.25% - 30D US SOFR	09/20/2050	2,385,044
19,921,840	Series 2020-146(f)(m)	6.30% - 1M US L	10/20/2050	4,090,440
19,513,951	Series 2020-47(f)(m)	6.00% - 1M US L	05/20/2044	3,751,442
	Homeward Opportunities Fund Trust 2020-BPL1
1,000,000	Series 2020-BPL1(g)(n)	5.44%	08/25/2025	1,007,770
	JP Morgan Resecuritization Trust
3,128,486	Series 2014-6(f)(g)	1M US L + 0.21%	07/27/2046	2,930,031
	Legacy Mortgage Asset Trust
13,310,000	Series 2019-GS7(g)(n)	4.50%	11/25/2059	13,312,888
	LHOME Mortgage Trust
4,250,000	Series 2020-RTL1(g)(n)	3.72%	10/25/2022	4,149,028
3,750,000	Series 2020-RTL1(g)(n)	4.95%	10/25/2022	3,384,896
	Mello Warehouse Securitization Trust
3,500,000	Series 2019-1(f)(g)	1M US L + 3.50%	05/14/2021	3,503,099
5,680,000	Series 2019-2(f)(g)	1M US L + 3.25%	10/25/2021	5,683,799
	Morgan Stanley Residential Mortgage Loan Trust 2020-RPL1
577,858	Series 2020-RPL1(f)(g)	2.69%	10/25/2023	582,390
	New Residential Mortgage Loan Trust 2019-NQM3
3,700,000	Series 2019-NQM3(f)(g)	4.65%	08/25/2024	3,866,082
	PRPM 2020-3 LLC
3,400,000	Series 2020-3(g)(n)	5.07%	09/25/2025	3,422,305
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	02/25/2024	3,218,586
	Toorak Mortgage Corp., Ltd.
3,500,000	Series 2019-2(n)	4.21%	09/25/2022	3,482,084

Principal Amount/Description		Rate	Maturity	Value
	Verus Securitization Trust 2019-INV3
$2,300,000	Series 2019-INV3(f)(g)	3.28%	11/25/2059	$2,362,475

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $340,538,068)				289,637,339

Shares/Description		Value
Warrants - 0.00%(b)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(l)	0

TOTAL WARRANTS
(Cost $0)		0

SHORT-TERM INVESTMENTS - 10.10%
Money Market Fund - 9.90%
180,125,365	State Street Institutional Trust (7 Day Yield 0.01%)	180,125,365

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 0.20%
3,170,000	United States Treasury Bill(j)(p)	0.00%	03/25/2021	3,169,542
415,000	United States Treasury Bill(j)(p)	0.00%	05/06/2021	414,898
				3,584,440

TOTAL SHORT-TERM INVESTMENTS
(Cost $183,709,654)				183,709,805

TOTAL INVESTMENTS - 99.82%
(Cost $1,854,539,759)				$1,815,504,849
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.18%				3,245,746
NET ASSETS - 100.00%				$1,818,750,595

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate Data
TI - Treasury Index

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2020 was 0.14%
2M US L - 2 Month LIBOR as of December 31, 2020 was 0.23%
3M US L - 3 Month LIBOR as of December 31, 2020 was 0.24%
1D SOFR - 1 Day SOFR as of December 31, 2020 was 0.07%
30D SOFR - 30 Day SOFR as of December 31, 2020 was 0.07%
1Y US TI - 1 Year TI as of December 31, 2020 was 0.10%
5Y US TI - 5 Year TI as of December 31, 2020 was 0.36%
10Y US TI - 10 Year TI as of December 31, 2020 was 0.93%

(a)	Less than 0.005%.
(b)	Non-income producing security.
(c)	Affiliated company. See Note 6 to Notes to Quarterly Schedule of Investments.

(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2020, the aggregate fair value of those securities was $39,226,484, representing 2.16% of net assets.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $496,406,411, which represents approximately 27.29% of net assets as of December 31, 2020.
(h)	Security is currently in default.
(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	All or a portion of this position has not settled as of December 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(l)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(m)	Interest only securities.
(n)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2020.
(o)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(p)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 4.33%
14,698	BlackRock Debt Strategies Fund, Inc.	$153,594
13,706	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	171,188
37,024	Eaton Vance, Ltd. Duration Income Fund	463,911
161,470	Invesco Senior Income Trust	642,651
21,807	PGIM High Yield Bond Fund, Inc.	327,105
47,834	Western Asset High Income Opportunity Fund, Inc.	236,778

TOTAL CLOSED-END FUNDS
(Cost $1,955,122)		1,995,227

COMMON STOCKS - 0.20%
947	DBI Investors, Inc.(a)(b)	417
1,161	Oasis Petroleum, Inc.(b)	43,026
2,509	PHI Group, Inc.(a)(b)	38,413
795	Phi, Inc.(a)(b)	12,171
5	Toys R Us Propco Equity, Perpetual Maturity(b)	130
16	Ultra Sonus AB, Perpetual Maturity(b)	361

TOTAL COMMON STOCKS
(Cost $258,438)		94,518

PREFERRED STOCKS - 0.23%
116	DBI Investors Inc., 10.000%(a)(b)(c)(d)	16
107	Sequa Corp., 7.000%(a)(b)(d)	107,000

TOTAL PREFERRED STOCKS
(Cost $118,039)		107,016

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 39.19%(e)
France - 1.46%
$100,000	CAB, First Lien - Facility B Term Loan	3M US L + 3.75%	04/25/2026	121,913
300,000	Constantin Investissement 4 S.A.S., First Lien - Facility B Term Loan	3M US L + 2.50%	04/22/2024	361,479
193,000	Numericable U.S. LLC, First Lien - USD TLB-11 Term Loan	1M US L + 2.75%	07/31/2025	189,462
				672,854
Germany - 0.33%
157,130	CTC AcquiCo GmbH, First Lien - Facility B2 Term Loan	1M US L + 2.75%	03/07/2025	152,141

Great Britain - 1.73%
210,000	Franklin UK Midco, Ltd., First Lien - Facility B1 Term Loan	3M US L + 4.00%	12/18/2024	225,531
300,000	Genesis Care Finance Pty, Ltd., First Lien - Facility B2 Term Loan	3M US L + 3.50%	10/30/2025	358,705

Principal Amount/Description		Rate	Maturity	Value
$181,182	Lernen Bidco, Ltd., First Lien - Facility B1 (EUR) Term Loan	6M US L + 4.25%	10/25/2025	$213,632
				797,868
Luxembourg - 1.69%
248,125	AI Convoy S.a r.l., First Lien - Facility B Term Loan	6M US L + 3.50%, 1.00% Floor	01/18/2027	248,311
145,500	Altice Financing S.A., First Lien - October 2017 USD Term Loan	1M US L + 2.75%	01/31/2026	142,754
247,500	Camelot U.S. Acquisition 1 Co., First Lien - Initial Term Loan	1M US L + 3.00%	10/30/2026	246,752
137,105	Intelsat Jackson Holdings S.A., First Lien - DIP Facility Term Loan	3M US L + 5.50%, 1.00% Floor	07/13/2022	140,258
				778,075
Netherlands - 1.47%
283,418	Peer Holdings III B.V., First Lien - Facility B Term Loan	6M US L + 3.25%	03/07/2025	342,448
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	1M US L + 4.00%	07/02/2025	335,710
				678,158
United States - 32.51%
243,332	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	241,355
332,807	Acuity Specialty Products, Inc., First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	325,818
146,250	Adtalem Global Education, Inc., First Lien - B Term Loan	1M US L + 3.00%	04/11/2025	145,336
248,750	AI Aqua Merger Sub, Inc., First Lien - 2020 Incremental Term Loan	1M US L + 5.25%, 1.00% Floor	12/13/2023	249,683
235,265	American Rock Salt Company LLC, First Lien - Initial Term Loan	1M US L + 3.50%, 1.00% Floor	03/21/2025	235,765
145,166	Applied Systems, Inc., First Lien - Closing Date Term Loan	3M US L + 3.00%, 1.00% Floor	09/19/2024	145,323
249,375	Asplundh Tree Expert LLC, First Lien - Initial Term Loan	1M US L + 2.50%	09/07/2027	250,545
248,125	AssuredPartners, Inc., First Lien - 2020 June Incremental Term Loan	1M US L + 4.50%, 1.00% Floor	02/12/2027	249,057
250,000	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan(f)	L + 3.50%, 1.00% Floor	12/10/2027	248,906
142,418	Asurion LLC, First Lien - Amendment No. 14 Replacement B-4 Retired 12/23/2020 Term Loan	1M US L + 3.25%	08/04/2022	141,171
245,000	Atlantic Aviation FBO, Inc., First Lien - B Term Loan	1M US L + 3.75%	12/06/2025	245,000
178,847	BCP Renaissance Parent LLC, First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	173,408
145,500	Belron Finance US LLC, First Lien - Initial B Term Loan	3M US L + 2.25%	11/07/2024	145,682
244,375	Bracket Intermediate Holding Corp., First Lien - Initial Term Loan	3M US L + 4.25%	09/05/2025	241,931
245,000	Brookfield WEC Holdings, Inc., First Lien - Initial (2020) Term Loan	1M US L + 3.00%, 0.75% Floor	08/01/2025	244,738
250,000	Calpine Corp., First Lien - 2020 Term Loan(f)	L + 2.50%	12/16/2027	248,688
171,213	CCC Information Services, Inc., First Lien - Initial Term Loan	1M US L + 3.00%, 1.00% Floor	04/29/2024	171,045
201,968	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	194,279
245,625	CentralSquare Technologies LLC, First Lien - Initial Term Loan	3M US L + 3.75%	08/29/2025	230,396

Principal Amount/Description		Rate	Maturity	Value
$246,880	CenturyLink, Inc., First Lien - B Term Loan	1M US L + 2.25%	03/15/2027	$244,658
242,544	Charter Communications Operating LLC, First Lien - B-2 Term Loan	1M US L + 1.75%	02/01/2027	241,559
178,355	Charter NEX US, Inc., First Lien - Initial Term Loan	1M US L + 4.25%, 0.75% Floor	12/01/2027	179,492
248,727	CITGO Petroleum Corp., First Lien - 2019 Incremental B Term Loan	3M US L + 6.25%, 1.00% Floor	03/28/2024	247,856
248,711	CSC SW Holdco, Inc., First Lien - B-1 Term Loan	3M EUR L + 3.25%, 1.00% Floor	11/14/2022	247,818
248,738	Delta Air Lines, Inc., First Lien	3M US L + 4.75%, 1.00% Floor	04/29/2023	253,091
125,000	E.W. Scripps Company, First Lien - B3 Term Loan(f)	L + 3.00%, 0.75% Floor	01/07/2028	125,332
145,877	EG Group, Ltd., First Lien - Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	144,583
243,750	Flynn Restaurant Group LP, First Lien - Initial Term Loan	1M US L + 3.50%	06/27/2025	239,220
125,000	Flynn Restaurant Group LP, Second Lien - Initial Term Loan	1M US L + 7.00%	06/29/2026	116,250
248,750	Froneri International, Ltd., First Lien - Facility B2 Term Loan	1M EUR L + 2.25%	01/29/2027	246,760
250,000	Frontier Communications Corp., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	10/08/2021	251,876
125,520	Gentiva Health Services, Inc., First Lien - B Term Loan	1M EUR L + 3.25%	07/02/2025	125,207
214,414	Globallogic Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%	08/01/2025	212,538
250,000	Granite Acquisition, Inc., First Lien - Initial B Term Loan(f)	1M US L + 3.75%, 1.00% Floor	09/19/2022	251,171
250,000	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M US L + 4.00%, 0.75% Floor	12/01/2027	250,899
248,220	Harbor Freight Tools USA, Inc., First Lien - Initial (2020) Term Loan	1M US L + 3.25%, 0.75% Floor	10/19/2027	248,672
250,000	IRB Holding Corp., First Lien - Fourth Amendment Incremental Term Loan(f)	L + 3.25%, 1.00% Floor	12/15/2027	250,742
250,000	Ivanti Software, Inc., First Lien - Initial Term Loan(f)	1M US L + 4.75%, 1.00% Floor	12/01/2027	249,844
227,797	Life Time Fitness, Inc., First Lien - 2017 Refinancing Term Loan	3M EUR L + 2.75%, 1.00% Floor	06/10/2022	222,672
243,365	LMBE-MC Holdco II LLC, First Lien	3M US L + 4.00%, 1.00% Floor	12/03/2025	241,236
250,000	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	249,689
250,000	Marcel Lux IV SARL, First Lien - Original Facility Term Loan(f)	L + 4.00%, 0.75% Floor	09/22/2027	250,937
250,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	260,891
242,512	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.50%	11/14/2025	241,906
250,000	NewCo I B.V., First Lien - Facility AV1 Term Loan(f)	L + 3.50%	01/31/2029	251,156
250,000	Olaplex, Inc., First Lien - Initial Term Loan(f)	L + 6.50%, 1.00% Floor	01/08/2026	250,000
96,250	Onvoy LLC, First Lien - Initial Term Loan	1M US L + 4.50%, 1.00% Floor	02/10/2024	94,175

Principal Amount/Description		Rate	Maturity	Value
$250,000	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan(f)	L + 3.25%	02/05/2026	$248,562
146,099	PetVet Care Centers LLC, First Lien - Initial Term Loan	1M EUR L + 2.75%	02/14/2025	143,315
248,750	PG&E Corp., First Lien	1M US L + 4.50%, 1.00% Floor	06/23/2025	252,108
249,352	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 4.00%, 1.00% Floor	11/03/2025	249,119
247,500	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	236,776
232,889	Recess Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 1.00% Floor	09/30/2024	222,409
235,231	Recorded Books, Inc., First Lien - Initial Term Loan	1M US L + 4.25%	08/29/2025	234,643
194,000	Ring Container Technologies Group LLC, First Lien - Initial Term Loan	1M US L + 2.75%	10/31/2024	192,140
43,000	RS IVY Holdco ,Inc., First Lien - Initial Term Loan(f)	L + 5.50%, 1.00% Floor	12/23/2027	42,785
221,445	Shearer's Foods LLC, First Lien	3M US L + 4.00%, 0.75% Floor	09/23/2027	221,878
250,000	SkyMiles IP, Ltd., First Lien - Initial Term Loan	3M US L + 3.75%, 1.00% Floor	10/20/2027	259,844
207,913	Sotera Health Holdings LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	12/11/2026	208,996
216,233	St. George's University Scholastic Services LLC, First Lien	1M US L + 3.25%	07/17/2025	213,756
171,624	TransDigm, Inc., First Lien - Tranche E Refinancing Term Loan	1M US L + 2.25%	05/30/2025	168,612
245,625	Tunnel Hill Partners LP, First Lien - Initial Term Loan	1M US L + 3.50%	02/06/2026	227,817
248,055	UFC Holdings LLC, First Lien - B-1 Term Loan	3M US L + 3.25%, 1.00% Floor	04/29/2026	247,686
249,368	Ultimate Software Group, Inc., First Lien - 2020 Incremental Term Loan	3M US L + 4.00%, 0.75% Floor	05/04/2026	251,053
35,573	Vestcom Parent Holdings, Inc., First Lien - L/C Collaterilized Term Loan	1M US L + 4.00%, 1.00% Floor	12/19/2023	34,950
300,000	Virgin Media Bristol LLC, First Lien - Q Term Loan(f)	L + 3.25%	01/31/2029	300,414
249,333	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	231,152
374,063	Windstream Services II LLC, First Lien - Initial Term Loan	1M US L + 6.25%, 1.00% Floor	09/21/2027	366,933
130,987	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	123,783
				14,997,087

TOTAL BANK LOANS
(Cost $18,014,995)				18,076,183

HIGH YIELD DEBT- 57.41%
Australia - 0.36%
40,000	Mineral Resources, Ltd.(g)	8.13%	05/01/2027	44,350
120,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(g)	5.75%	04/30/2026	123,727
				168,077
Canada - 2.23%
70,000	1011778 BC ULC / New Red Finance, Inc.(g)	4.38%	01/15/2028	72,218

Principal Amount/Description		Rate	Maturity	Value
$50,000	1011778 BC ULC / New Red Finance, Inc.(g)	4.00%	10/15/2030	$50,771
30,000	Baytex Energy Corp.(g)	8.75%	04/01/2027	19,125
10,000	Bombardier, Inc.(g)	8.75%	12/01/2021	10,417
105,000	Bombardier, Inc.(g)	6.13%	01/15/2023	102,742
35,000	Cascades, Inc./Cascades USA, Inc.(g)	5.13%	01/15/2026	37,078
110,000	Cascades, Inc./Cascades USA, Inc.(g)	5.38%	01/15/2028	117,116
35,000	Eldorado Gold Corp.(g)	9.50%	06/01/2024	38,715
70,000	Empire Communities Corp.(g)	7.00%	12/15/2025	73,945
20,000	First Quantum Minerals, Ltd.(g)	7.25%	04/01/2023	20,644
25,000	First Quantum Minerals, Ltd.(g)	6.50%	03/01/2024	25,734
85,000	GFL Environmental, Inc.(g)	5.13%	12/15/2026	90,534
35,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(g)	6.00%	09/15/2028	36,028
50,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	53,086
60,000	MEG Energy Corp.(g)	7.00%	03/31/2024	60,750
55,000	MEG Energy Corp.(g)	7.13%	02/01/2027	56,925
35,000	Precision Drilling Corp.	7.75%	12/15/2023	32,266
15,000	Precision Drilling Corp.(g)	7.13%	01/15/2026	13,103
70,000	Telesat Canada / Telesat LLC(g)	4.88%	06/01/2027	72,669
50,000	Vermilion Energy, Inc.(g)	5.63%	03/15/2025	43,120
				1,026,986
Cayman Islands - 0.39%
108,806	Global Aircraft Leasing Co., Ltd.(c)(g)	6.50% (7.25%)	09/15/2024	97,382
90,000	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	82,125
				179,507
Denmark - 0.27%
100,000	DKT Finance ApS(h)	7.00%	06/17/2023	126,236

France - 1.36%
100,000	Altice France SA(h)	5.88%	02/01/2027	130,417
120,000	Altice France SA(g)	5.50%	01/15/2028	125,611
100,000	Banijay Entertainment SASU(g)	3.50%	03/01/2025	122,439
100,000	Constantin Investissement 3 SASU(h)	5.38%	04/15/2025	124,632
100,000	Faurecia SE	3.13%	06/15/2026	125,982
				629,081
Germany - 1.68%
100,000	Cheplapharm Arzneimittel GmbH(h)	4.38%	01/15/2028	125,593
100,000	IHO Verwaltungs GmbH(c)(h)	3.75% (4.50%)	09/15/2026	125,906
120,000	Nidda Healthcare Holding GmbH(h)	3.50%	09/30/2024	146,909
100,000	Techem Verwaltungsgesellschaft 674 mbH(h)	6.00%	07/30/2026	128,440
100,000	Tele Columbus AG(h)	3.88%	05/02/2025	123,088
100,000	WEPA Hygieneprodukte GmbH(h)	2.88%	12/15/2027	124,069
				774,005
Great Britain - 1.26%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	141,516
55,000	Connect Finco SARL / Connect US Finco LLC(g)	6.75%	10/01/2026	59,321
100,000	eG Global Finance PLC(h)	6.25%	10/30/2025	126,159
60,000	Rolls-Royce PLC(g)	5.75%	10/15/2027	66,525
100,000	Synlab Bondco PLC(e)(g)	3M EUR L + 4.75%	07/01/2025	124,974
60,000	Virgin Media Finance PLC(g)	5.00%	07/15/2030	62,325
				580,820

Principal Amount/Description		Rate	Maturity	Value
Ireland - 0.76%
$200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(g)	5.25%	08/15/2027	$210,162
100,000	Virgin Media Vendor Financing Notes III DAC(g)	4.88%	07/15/2028	140,015
				350,177
Isle Of Man - 0.27%
100,000	Playtech PLC	3.75%	10/12/2023	124,256

Italy - 1.08%
100,000	Bormioli Pharma Spa(e)(h)	3M EUR L + 3.50%	11/15/2024	119,549
100,000	Gamma Bidco SpA(e)(h)	3M EUR L + 6.00%	07/15/2025	123,142
100,000	Guala Closures SpA(e)(g)	3M EUR L + 3.50%	04/15/2024	122,350
100,000	LKQ Italia Bondco SpA(h)	3.88%	04/01/2024	132,350
				497,391
Jersey - 0.43%
52,083	CPUK Finance, Ltd.(h)	4.25%	08/28/2022	71,791
100,000	LHC3 PLC(c)(g)	4.13% (9.00%)	08/15/2024	124,607
				196,398
Luxembourg - 3.19%
100,000	Altice Financing SA(g)	3.00%	01/15/2028	117,976
100,000	Altice France Holding SA(g)	4.00%	02/15/2028	116,820
45,000	ArcelorMittal SA	3.60%	07/16/2024	48,578
55,000	ArcelorMittal SA	4.55%	03/11/2026	61,810
15,000	ArcelorMittal SA	7.25%	10/15/2039	21,071
100,000	ARD Finance SA(c)(g)	5.00% (5.75%)	06/30/2027	124,961
100,000	Cirsa Finance International Sarl(h)	6.25%	12/20/2023	122,348
85,000	Dana Financing Luxembourg Sarl(g)	5.75%	04/15/2025	88,453
100,000	Lincoln Financing SARL(h)	3.63%	04/01/2024	123,813
100,000	Monitchem HoldCo 2 SA(h)	9.50%	09/15/2026	131,514
100,000	Monitchem HoldCo 3 SA(h)	5.25%	03/15/2025	127,127
100,000	Motion Finco Sarl(h)	7.00%	05/15/2025	129,268
100,000	Summer BC Holdco B SARL(h)	5.75%	10/31/2026	129,201
100,000	Telenet Finance Luxembourg Notes Sarl(h)	3.50%	03/01/2028	127,051
				1,469,991
Netherlands - 2.59%
100,000	Intertrust Group BV(h)	3.38%	11/15/2025	125,036
120,000	OCI NV(g)	4.63%	10/15/2025	124,725
100,000	Sigma Holdco BV(h)	5.75%	05/15/2026	121,246
100,000	Sunshine Mid BV(h)	6.50%	05/15/2026	127,326
100,000	Telefonica Europe BV(d)(e)	4.38%	Perpetual Maturity	133,006
100,000	Trivium Packaging Finance BV(g)	3.75%	08/15/2026	126,058
200,000	UPC Holding BV(g)	5.50%	01/15/2028	211,375
45,000	Ziggo Bond Co. BV(g)	5.13%	02/28/2030	47,545
145,000	Ziggo Bond Co. BV(g)	3.38%	02/28/2030	178,710
				1,195,027
Spain - 0.29%
105,000	Lorca Telecom Bondco SA(g)	4.00%	09/18/2027	135,379

Sweden - 0.52%
100,000	Intrum AB(h)	3.00%	09/15/2027	117,888
100,000	Verisure Midholding AB(h)	5.75%	12/01/2023	124,033
				241,921

Principal Amount/Description		Rate	Maturity	Value
United States - 40.73%
$35,000	Academy, Ltd.(g)	6.00%	11/15/2027	$36,750
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	56,369
135,000	Acadia Healthcare Co., Inc.(g)	5.50%	07/01/2028	145,250
10,000	Acadia Healthcare Co., Inc.(g)	5.00%	04/15/2029	10,700
20,000	Acrisure LLC / Acrisure Finance, Inc.(g)	8.13%	02/15/2024	21,219
30,000	Acrisure LLC / Acrisure Finance, Inc.(g)	10.13%	08/01/2026	34,495
60,000	Adient US LLC(g)	7.00%	05/15/2026	65,361
45,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(g)	5.88%	02/15/2028	49,045
105,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	112,093
65,000	Amsted Industries, Inc.(g)	4.63%	05/15/2030	68,209
60,000	Apache Corp.	4.75%	04/15/2043	62,325
10,000	Apache Corp.	4.25%	01/15/2044	9,891
75,000	APX Group, Inc.(g)	6.75%	02/15/2027	80,719
10,000	Aramark Services, Inc.(g)	6.38%	05/01/2025	10,700
115,000	Aramark Services, Inc.(g)	5.00%	02/01/2028	121,325
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.88%	04/01/2027	43,150
50,000	Archrock Partners LP / Archrock Partners Finance Corp.(g)	6.25%	04/01/2028	52,173
31,000	Asbury Automotive Group, Inc.	4.50%	03/01/2028	32,472
33,000	Asbury Automotive Group, Inc.	4.75%	03/01/2030	35,434
30,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(g)	7.00%	11/01/2026	28,770
50,000	AssuredPartners, Inc.(g)	5.63%	01/15/2029	52,250
100,000	Avantor Funding, Inc.(g)	2.63%	11/01/2025	125,447
97,000	Bausch Health Cos., Inc.(g)	6.13%	04/15/2025	100,071
195,000	Bausch Health Cos., Inc.(g)	5.00%	01/30/2028	201,199
55,000	Bausch Health Cos., Inc.(g)	5.00%	02/15/2029	56,654
75,000	Bausch Health Cos., Inc.(g)	5.25%	02/15/2031	78,495
85,000	Berry Global, Inc.(g)	4.50%	02/15/2026	87,072
30,000	Berry Petroleum Co. LLC(g)	7.00%	02/15/2026	25,607
75,000	Big River Steel LLC / BRS Finance Corp.(g)	6.63%	01/31/2029	81,141
35,000	Block Communications, Inc.(g)	4.88%	03/01/2028	36,132
65,000	Boyd Gaming Corp.	6.38%	04/01/2026	67,613
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	10,400
65,000	Boyd Gaming Corp.	4.75%	12/01/2027	67,653
120,000	Boyne USA, Inc.(g)	7.25%	05/01/2025	126,225
65,000	Brink's Co.(g)	5.50%	07/15/2025	69,509
45,000	Buckeye Partners LP(g)	4.50%	03/01/2028	46,434
65,000	Cable One, Inc.(g)	4.00%	11/15/2030	67,641
25,000	Cablevision Lightpath LLC(g)	5.63%	09/15/2028	26,203
125,000	Caesars Entertainment, Inc.(g)	6.25%	07/01/2025	133,282
5,000	Callon Petroleum Co.	6.13%	10/01/2024	2,887
45,000	Callon Petroleum Co.	6.38%	07/01/2026	23,400
45,000	Calpine Corp.(g)	5.13%	03/15/2028	47,402
75,000	Cardtronics, Inc. / Cardtronics USA, Inc.(g)	5.50%	05/01/2025	77,805
35,000	Carpenter Technology Corp.	6.38%	07/15/2028	38,641
55,000	Carriage Services, Inc.(g)	6.63%	06/01/2026	58,977
100,000	Catalent Pharma Solutions, Inc.(g)	2.38%	03/01/2028	123,241
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.50%	05/01/2026	103,765
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.00%	02/01/2028	26,463
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.38%	06/01/2029	16,461

Principal Amount/Description		Rate	Maturity	Value
$120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	$129,630
130,000	Cedar Fair LP	5.25%	07/15/2029	134,061
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	69,355
50,000	Central Garden & Pet Co.	4.13%	10/15/2030	52,219
165,000	CenturyLink, Inc.(g)	5.13%	12/15/2026	174,473
25,000	CF Industries, Inc.	5.15%	03/15/2034	30,778
30,000	ChampionX Corp.	6.38%	05/01/2026	30,407
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(g)	5.75%	03/01/2025	81,700
90,000	Cheniere Energy, Inc.(g)	4.63%	10/15/2028	94,612
60,000	CHS/Community Health Systems, Inc.(g)	5.63%	03/15/2027	64,590
30,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	32,445
65,000	Churchill Downs, Inc.(g)	5.50%	04/01/2027	68,969
10,000	Citgo Holding, Inc.(g)	9.25%	08/01/2024	9,225
105,000	CITGO Petroleum Corp.(g)	6.25%	08/15/2022	103,162
20,000	CITGO Petroleum Corp.(g)	7.00%	06/15/2025	19,988
30,000	Clean Harbors, Inc.(g)	5.13%	07/15/2029	32,863
75,000	Cleveland-Cliffs, Inc.(g)	6.75%	03/15/2026	81,094
34,000	CommScope Technologies LLC(g)	6.00%	06/15/2025	34,811
135,000	CommScope Technologies LLC(g)	5.00%	03/15/2027	133,903
5,000	CommScope, Inc.(g)	5.50%	03/01/2024	5,162
30,000	CommScope, Inc.(g)	6.00%	03/01/2026	31,647
45,000	Comstock Resources, Inc.	9.75%	08/15/2026	48,319
30,000	Continental Resources, Inc.	4.38%	01/15/2028	30,654
85,000	Continental Resources, Inc.(g)	5.75%	01/15/2031	94,507
5,000	Continental Resources, Inc.	4.90%	06/01/2044	4,922
130,000	Covanta Holding Corp.	6.00%	01/01/2027	137,008
62,000	CrownRock LP / CrownRock Finance, Inc.(g)	5.63%	10/15/2025	63,356
115,000	CSC Holdings LLC(g)	5.75%	01/15/2030	126,213
85,000	CSC Holdings LLC(g)	4.63%	12/01/2030	88,837
20,000	Cushman & Wakefield US Borrower LLC(g)	6.75%	05/15/2028	22,112
35,000	CVR Energy, Inc.(g)	5.75%	02/15/2028	33,250
20,000	Dana, Inc.	5.38%	11/15/2027	21,237
30,000	Dana, Inc.	5.63%	06/15/2028	32,351
145,000	DaVita, Inc.(g)	4.63%	06/01/2030	153,791
155,000	Delta Air Lines, Inc.(g)	7.00%	05/01/2025	179,059
100,000	Diamond BC BV(h)	5.63%	08/15/2025	124,534
35,000	DISH DBS Corp.	7.75%	07/01/2026	39,226
40,000	DISH DBS Corp.	7.38%	07/01/2028	42,650
45,000	Edgewell Personal Care Co.(g)	5.50%	06/01/2028	48,424
80,000	Encompass Health Corp.	4.50%	02/01/2028	83,735
70,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(g)	9.50%	07/31/2027	78,269
100,000	Energizer Gamma Acquisition BV(h)	4.63%	07/15/2026	127,048
85,000	EnerSys(g)	4.38%	12/15/2027	90,100
35,000	EnLink Midstream LLC(g)	5.63%	01/15/2028	35,839
100,000	ESH Hospitality, Inc.(g)	5.25%	05/01/2025	102,647
55,000	ESH Hospitality, Inc.(g)	4.63%	10/01/2027	56,444
60,000	FirstCash, Inc.(g)	4.63%	09/01/2028	61,987
35,000	FirstEnergy Corp.	4.85%	07/15/2047	43,559
30,000	FirstEnergy Transmission LLC(g)	4.55%	04/01/2049	35,036
5,000	Ford Motor Credit Co. LLC	5.60%	01/07/2022	5,181
30,000	Ford Motor Credit Co. LLC(e)	3M US L + 3.14%	01/07/2022	30,209
45,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.27%	03/28/2022	44,238
50,000	Ford Motor Credit Co. LLC	4.25%	09/20/2022	51,690

Principal Amount/Description		Rate	Maturity	Value
$90,000	Ford Motor Credit Co. LLC(e)	3M US L + 1.235%	02/15/2023	$86,880
30,000	Ford Motor Credit Co. LLC	5.13%	06/16/2025	32,657
45,000	Ford Motor Credit Co. LLC	4.13%	08/17/2027	47,194
100,000	Ford Motor Credit Co. LLC	5.11%	05/03/2029	111,495
5,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	5,266
30,000	Frontier Communications Corp.(g)	5.88%	10/15/2027	32,494
195,000	Frontier Communications Corp.(g)	5.00%	05/01/2028	203,653
35,000	Frontier Communications Corp.(g)	6.75%	05/01/2029	37,516
35,000	Go Daddy Operating Co LLC(g)	5.25%	12/01/2027	36,903
100,000	Golden Nugget, Inc.(g)	6.75%	10/15/2024	99,407
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	62,235
75,000	Greystar Real Estate Partners LLC(g)	5.75%	12/01/2025	77,062
55,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(g)	7.38%	12/15/2023	55,962
100,000	Herc Holdings, Inc.(g)	5.50%	07/15/2027	106,188
75,000	Hess Midstream Operations LP(g)	5.63%	02/15/2026	78,141
5,000	Hess Midstream Operations LP(g)	5.13%	06/15/2028	5,231
45,000	HUB International, Ltd.(g)	7.00%	05/01/2026	47,106
105,000	Hunt Cos., Inc.(g)	6.25%	02/15/2026	107,930
40,000	IAA, Inc.(g)	5.50%	06/15/2027	42,475
10,000	iHeartCommunications, Inc.	8.38%	05/01/2027	10,692
110,000	iHeartCommunications, Inc.(g)	5.25%	08/15/2027	115,411
60,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	66,075
19,000	Ingles Markets, Inc.	5.75%	06/15/2023	19,249
115,000	Intelsat Jackson Holdings SA(g)(i)	8.00%	02/15/2024	117,922
100,000	International Game Technology PLC(h)	3.50%	06/15/2026	126,690
55,000	Iron Mountain, Inc.(g)	5.25%	03/15/2028	58,144
15,000	Iron Mountain, Inc.(g)	5.00%	07/15/2028	15,954
105,000	Iron Mountain, Inc.(g)	4.88%	09/15/2029	110,880
55,000	Iron Mountain, Inc.(g)	5.25%	07/15/2030	59,469
5,000	Iron Mountain, Inc.(g)	4.50%	02/15/2031	5,244
30,000	Itron, Inc.(g)	5.00%	01/15/2026	30,713
130,000	J2 Global, Inc.(g)	4.63%	10/15/2030	137,394
55,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(g)	5.50%	01/15/2030	63,264
90,000	KAR Auction Services, Inc.(g)	5.13%	06/01/2025	92,725
135,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	137,194
90,000	Kraft Heinz Foods Co.	6.88%	01/26/2039	124,857
125,000	Kraft Heinz Foods Co.	6.50%	02/09/2040	169,174
190,000	Kraft Heinz Foods Co.	4.38%	06/01/2046	205,578
30,000	Kraft Heinz Foods Co.(g)	4.88%	10/01/2049	35,000
10,000	L Brands, Inc.(g)	9.38%	07/01/2025	12,312
105,000	L Brands, Inc.	7.50%	06/15/2029	116,990
15,000	L Brands, Inc.(g)	6.63%	10/01/2030	16,716
25,000	L Brands, Inc.	6.95%	03/01/2033	26,005
75,000	Lamar Media Corp.	5.75%	02/01/2026	77,477
20,000	Lamar Media Corp.	4.00%	02/15/2030	20,787
125,000	Laredo Petroleum, Inc.	9.50%	01/15/2025	108,868
75,000	LD Holdings Group LLC(g)	6.50%	11/01/2025	79,125
75,000	Level 3 Financing, Inc.	5.25%	03/15/2026	77,591
20,000	Level 3 Financing, Inc.(g)	4.63%	09/15/2027	20,925
15,000	Live Nation Entertainment, Inc.(g)	6.50%	05/15/2027	16,797
35,000	Logan Merger Sub, Inc.(g)	5.50%	09/01/2027	36,706
125,000	Marriott Ownership Resorts, Inc.(g)	6.13%	09/15/2025	133,438
25,000	Marriott Ownership Resorts, Inc. / ILG LLC	6.50%	09/15/2026	26,168
45,000	Masonite International Corp.(g)	5.38%	02/01/2028	48,395

Principal Amount/Description		Rate	Maturity	Value
$55,000	MasTec, Inc.(g)	4.50%	08/15/2028	$57,819
145,000	Mauser Packaging Solutions Holding Co.(g)	5.50%	04/15/2024	148,073
145,000	MEDNAX, Inc.(g)	6.25%	01/15/2027	155,691
100,000	Mercer International, Inc.	7.38%	01/15/2025	104,252
60,000	Mercer International, Inc.	5.50%	01/15/2026	61,200
120,000	Meredith Corp.	6.88%	02/01/2026	117,225
50,000	MGIC Investment Corp.	5.25%	08/15/2028	53,594
100,000	MPH Acquisition Holdings LLC(g)	5.75%	11/01/2028	97,875
45,000	Murphy Oil Corp.	5.88%	12/01/2027	44,367
50,000	NCR Corp.(g)	5.75%	09/01/2027	53,219
80,000	NCR Corp.(g)	6.13%	09/01/2029	88,735
40,000	NCR Corp.(g)	5.25%	10/01/2030	42,975
55,000	New Enterprise Stone & Lime Co., Inc.(g)	6.25%	03/15/2026	56,478
85,000	New Residential Investment Corp.(g)	6.25%	10/15/2025	85,584
95,000	Nexstar Broadcasting, Inc.(g)	5.63%	07/15/2027	101,917
80,000	Nexstar Broadcasting, Inc.(g)	4.75%	11/01/2028	83,850
80,000	NFP Corp.(g)	6.88%	08/15/2028	85,514
35,000	Northern Oil and Gas, Inc.(c)	8.50% (9.50%)	05/15/2023	31,084
40,000	Novelis Corp.(g)	5.88%	09/30/2026	41,850
60,000	NuStar Logistics LP	6.38%	10/01/2030	68,081
120,000	Occidental Petroleum Corp.(e)	3M US L + 1.45%	08/15/2022	117,647
185,000	Occidental Petroleum Corp.	3.20%	08/15/2026	173,322
150,000	Occidental Petroleum Corp.	6.63%	09/01/2030	163,087
55,000	Occidental Petroleum Corp.	4.40%	04/15/2046	48,024
25,000	Occidental Petroleum Corp.	4.40%	08/15/2049	21,117
40,000	Oceaneering International, Inc.	6.00%	02/01/2028	35,850
20,000	Olin Corp.	5.63%	08/01/2029	21,750
105,000	Olin Corp.	5.00%	02/01/2030	112,068
20,000	OneMain Finance Corp.	8.88%	06/01/2025	22,662
100,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.38%	06/01/2025	106,687
50,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	52,844
35,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	6.25%	06/15/2025	36,990
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	5.00%	08/15/2027	20,384
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(g)	4.63%	03/15/2030	20,468
10,000	Ovintiv, Inc.	6.50%	08/15/2034	11,584
60,000	Ovintiv, Inc.	6.63%	08/15/2037	67,079
15,000	Ovintiv, Inc.	6.50%	02/01/2038	16,766
55,000	Par Pharmaceutical, Inc.(g)	7.50%	04/01/2027	59,747
30,000	PDC Energy, Inc.	6.13%	09/15/2024	30,885
65,000	PDC Energy, Inc.	5.75%	05/15/2026	67,234
40,000	Performance Food Group, Inc.(g)	5.50%	06/01/2024	40,300
25,000	Performance Food Group, Inc.(g)	5.50%	10/15/2027	26,421
25,000	PG&E Corp.	5.00%	07/01/2028	26,658
95,000	PG&E Corp.	5.25%	07/01/2030	104,619
130,000	Pike Corp.(g)	5.50%	09/01/2028	137,638
55,000	Pilgrim's Pride Corp.(g)	5.75%	03/15/2025	56,532
100,000	Post Holdings, Inc.(g)	4.63%	04/15/2030	105,321
55,000	Powdr Corp.(g)	6.00%	08/01/2025	58,094
90,000	PowerTeam Services LLC(g)	9.03%	12/04/2025	100,360
40,000	PQ Corp.(g)	5.75%	12/15/2025	41,125
10,000	Prestige Brands, Inc.(g)	5.13%	01/15/2028	10,681

Principal Amount/Description		Rate	Maturity	Value
$150,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	5.75%	04/15/2026	$164,438
120,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(g)	6.25%	01/15/2028	129,000
85,000	Quicken Loans LLC(g)	5.25%	01/15/2028	90,897
5,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.(g)	3.88%	03/01/2031	5,200
45,000	QVC, Inc.	4.75%	02/15/2027	48,347
85,000	QVC, Inc.	4.38%	09/01/2028	88,232
85,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	7.63%	06/15/2025	92,415
100,000	Refinitiv US Holdings, Inc.(g)	4.50%	05/15/2026	128,853
85,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(g)	4.00%	10/15/2027	87,231
95,000	RHP Hotel Properties LP / RHP Finance Corp.	4.75%	10/15/2027	98,486
49,000	Rite Aid Corp.(g)	8.00%	11/15/2026	52,469
20,000	Sabre GLBL, Inc.(g)	9.25%	04/15/2025	23,825
55,000	Sabre GLBL, Inc.(g)	7.38%	09/01/2025	59,758
55,000	Scotts Miracle-Gro Co.(g)	4.50%	10/15/2029	59,436
35,000	Scripps Escrow II, Inc.(g)	3.88%	01/15/2029	36,553
85,000	Scripps Escrow II, Inc.(g)	5.38%	01/15/2031	89,546
35,000	Shea Homes LP / Shea Homes Funding Corp.(g)	4.75%	04/01/2029	36,050
35,000	Signature Aviation US Holdings, Inc.(g)	5.38%	05/01/2026	35,962
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	123,855
65,000	Simmons Foods, Inc.(g)	5.75%	11/01/2024	66,544
30,000	Sirius XM Radio, Inc.(g)	4.63%	07/15/2024	31,125
5,000	Sirius XM Radio, Inc.(g)	5.50%	07/01/2029	5,511
25,000	Six Flags Entertainment Corp.(g)	5.50%	04/15/2027	25,719
30,000	Six Flags Theme Parks, Inc.(g)	7.00%	07/01/2025	32,456
30,000	SM Energy Co.	5.00%	01/15/2024	25,350
30,000	SM Energy Co.	5.63%	06/01/2025	24,409
20,000	Southwestern Energy Co.	7.75%	10/01/2027	21,632
40,000	Southwestern Energy Co.	8.38%	09/15/2028	43,475
100,000	Spectrum Brands, Inc.(g)	5.00%	10/01/2029	107,640
70,000	SS&C Technologies, Inc.(g)	5.50%	09/30/2027	74,849
110,000	Station Casinos LLC(g)	4.50%	02/15/2028	111,031
40,000	Stevens Holding Co., Inc.(g)	6.13%	10/01/2026	43,342
110,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	112,601
40,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	41,925
30,000	Summit Materials LLC / Summit Materials Finance Corp.(g)	5.13%	06/01/2025	30,634
95,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(g)	7.50%	06/15/2025	94,485
50,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	6.00%	03/01/2027	51,938
15,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.88%	04/15/2026	15,931
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.38%	02/01/2027	21,054
20,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.00%	01/15/2028	21,149
100,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	108,664
120,000	TEGNA, Inc.(g)	4.75%	03/15/2026	128,286

Principal Amount/Description		Rate	Maturity	Value
$135,000	Tenet Healthcare Corp.	5.13%	05/01/2025	$137,800
140,000	Tenet Healthcare Corp.(g)	6.25%	02/01/2027	148,595
15,000	Tenet Healthcare Corp.(g)	5.13%	11/01/2027	15,919
75,000	Tenet Healthcare Corp.(g)	4.63%	06/15/2028	78,703
15,000	Tenet Healthcare Corp.(g)	6.13%	10/01/2028	15,683
75,000	Tennant Co.	5.63%	05/01/2025	78,281
55,000	Tms International Holding Corp.(g)	7.25%	08/15/2025	56,100
90,000	TPC Group, Inc.(g)	10.50%	08/01/2024	74,428
105,000	TransDigm, Inc.(g)	8.00%	12/15/2025	116,297
70,000	TransDigm, Inc.(g)	6.25%	03/15/2026	74,638
30,000	TransDigm, Inc.	5.50%	11/15/2027	31,584
1,000	TreeHouse Foods, Inc.(g)	6.00%	02/15/2024	1,021
95,000	TreeHouse Foods, Inc.	4.00%	09/01/2028	98,444
40,000	TriMas Corp.(g)	4.88%	10/15/2025	41,094
60,000	Tronox, Inc.(g)	6.50%	05/01/2025	64,275
80,000	Uber Technologies, Inc.(g)	7.50%	05/15/2025	86,521
20,000	Uber Technologies, Inc.(g)	6.25%	01/15/2028	21,775
100,000	UGI International LLC(g)	3.25%	11/01/2025	126,000
55,000	Univar Solutions USA, Inc./Washington(g)	5.13%	12/01/2027	58,187
15,000	Univision Communications, Inc.(g)	9.50%	05/01/2025	16,762
20,000	Univision Communications, Inc.(g)	6.63%	06/01/2027	21,516
40,000	US Foods, Inc.(g)	6.25%	04/15/2025	42,803
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	32,078
85,000	ViaSat, Inc.(g)	5.63%	09/15/2025	87,044
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.25%	12/01/2026	20,774
20,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	21,434
60,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.13%	08/15/2030	63,413
70,000	West Street Merger Sub, Inc.(g)	6.38%	09/01/2025	71,881
140,000	Western Midstream Operating LP	5.50%	08/15/2048	138,123
65,000	Windstream Escrow LLC / Windstream Escrow Finance Corp.(g)	7.75%	08/15/2028	65,577
40,000	Wolverine World Wide, Inc.(g)	6.38%	05/15/2025	42,775
180,000	Xerox Holdings Corp.(g)	5.00%	08/15/2025	191,794
55,000	XPO Logistics, Inc.(g)	6.25%	05/01/2025	59,291
				18,786,010

TOTAL HIGH YIELD DEBT
(Cost $25,044,941)				26,481,262

Shares/Description		Value
RIGHTS - 0.00%(b)(j)
198	DBI Investors, Inc., Strike Price 11.50, Expires 12/31/2049(a)	22

TOTAL RIGHTS
(Cost $11,231)		22

WARRANTS - 0.01%(b)
4	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–
10	Toys R Us Propco Warrant, Strike Price 11.50, Expires 12/31/2049(a)	–

Shares/Description		Value
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	$2,844

TOTAL WARRANTS
(Cost $106,180)		2,844

SHORT-TERM INVESTMENTS - 0.94%
434,192	State Street Institutional Trust (7 Day Yield 0.01%)	434,192

TOTAL SHORT-TERM INVESTMENTS
(Cost $434,192)		434,192

TOTAL INVESTMENTS - 102.31%
(Cost $45,943,138)		47,191,264
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.38%		177,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.69)%		(1,241,084)
NET ASSETS - 100.00%		$46,127,180

Investment Abbreviations:
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2020 was 0.14%
3M US L - 3 Month LIBOR as of December 31, 2020 was 0.24%
6M US L - 6 Month LIBOR as of December 31, 2020 was 0.26%
1M EUR L - 1 Month EURIBOR as of December 31, 2020 was -0.56%
3M EUR L - 3 Month EURIBOR as of December 31, 2020 was -0.54%
6M EUR L - 6 Month EURIBOR as of December 31, 2020 was -0.52%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(d)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	All or a portion of this position has not settled as of December 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $16,543,557, which represents approximately 35.87% of net assets as of December 31, 2020.

(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of December 31, 2020, the aggregate fair value of those securities was $3,612,403, representing 7.83% of net assets.
(i)	Security is currently in default.
(j)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at December 31, 2020	Fund Delivering	U.S. $ Value at December 31, 2020	Unrealized Appreciation/ (Depreciation)

State Street Boston	1/7/2021	USD	5,781,503	EUR	5,894,672	(113,169)
State Street Boston	1/7/2021	USD	354,007	GBP	362,437	(8,430)
State Street Boston	1/7/2021	USD	329,584	GBP	337,433	(7,849)
State Street Boston	1/7/2021	USD	1,591,524	EUR	1,622,677	(31,153)
State Street Boston	1/7/2021	USD	15,440	EUR	15,562	(122)
						$(160,723)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

December 31, 2020 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2020.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2020 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$59,086,744	$–	$–	$59,086,744
Business Development Companies	6,762,339	–	–	6,762,339
Common Stocks	1,074,861	–	–	1,074,861
Exchange Traded Funds	803,086	–	–	803,086
Preferred Stocks	729,719	–	–	729,719
Business Development Company Notes	3,346,566	–	–	3,346,566
Convertible Corporate Bonds	–	2,427,570	–	2,427,570
Rights	54,424	–	–	54,424
Warrants	140,735	–	–	140,735
Short-Term Investments	8,987,704	–	–	8,987,704
Total	80,986,178	$2,427,570	$–	83,413,748

Strategic Income Fund

Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$328,920,571	$–	$–	$328,920,571
Business Development Companies	19,152,527	–	–	19,152,527
Common Stocks	56,963	–	–	56,963
Open-End Funds	31,648,113	–	–	31,648,113
Preferred Stocks	34,848,979	–	–	34,848,979
Business Development Company Notes	30,970,609	–	–	30,970,609
Foreign Corporate Bonds	–	89,766,617	–	89,766,617
U.S. Corporate Bonds	–	110,633,192	–	110,633,192
Convertible Corporate Bonds	–	16,591,089	–	16,591,089
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	7,149,987	–	7,149,987
Bank Loans	–	29,052,921	–	29,052,921
Collateralized Loan Obligations	–	51,126,762	–	51,126,762
Equity - Linked Notes	–	–	11,250	11,250
Non-Agency Collateralized Mortgage Obligations	–	465,821,353	–	465,821,353
U.S. Government Bonds and Notes	–	125,980,058	–	125,980,058
Municipal Bonds	–	426,714	–	426,714
U.S. Government / Agency Mortgage Backed Securities	–	289,637,339	–	289,637,339
Short-Term Investments	180,125,365	3,584,440	–	183,709,805
Total	$625,723,127	$1,189,770,472	$11,250	$1,815,504,849

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,995,227	$–	$–	$1,995,227
Common Stocks	43,026	491	51,001	94,518
Preferred Stocks	–	–	107,016	107,016
Bank Loans	$–	$18,076,183	$–	$18,076,183
High Yield Debt	–	26,481,262	–	26,481,262
Rights	–	–	22	22
Warrants	–	2,844	–	2,844
Short-Term Investments	434,192	–	–	434,192
Total	$2,472,445	$44,560,780	$158,039	$47,191,264

High Income Fund (continued)
	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Forward Foreign Currency Contracts	$–	$(160,723)	$–	$(160,723)
Total	$–	$(160,723)	$–	$(160,723)

* Refer to each Fund’s Schedule of Investments for a listing of securities by type.
** Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2020	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3(a)	Balance as of December 31, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2020
Strategic Income Fund
Equity-Linked Notes	$11,250	$-	$-	$-	$-	$-	$-	$-	$11,250	$-
	$11,250	$-	$-	$-	$-	$-	$-	$-	$11,250	$-

High Income Fund
Common Stocks	$38,113	$-	$-	$13,250	$-	$-	$-	$(362)	$51,001	$13,244
Preferred Stocks	96,490	-	-	6,526	4,000	-	-	-	107,016	6,525
Bank Loans	68,060	-	(4,311)	41,936	-	(105,685)	-	-	-	-
Rights	32	-	-	(10)	-	-	-	-	22	(10)
Warrants	-	-	-	-	-	-	-	-	-	1
	$202,695	$-	$(4,311)	$61,702	$4,000	$(105,685)	$-	$(362)	$158,039	$19,760

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Equity-Linked Notes	$11,250	Vendor Price	Indicative Broker Quote	N/A

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$38,112	Vendor Price	Indicative Broker Quotes	$20.50-$24.00
		Market Comparable Companies	EBITDA Multiple	4.75x
			Revenue Multiple	0.21x-0.29x
			Liquidity Discount	80.57%
Preferred Stocks	96,490	Market Comparable Companies	EBITDA Multiple	9.25x-9.75x
			Company Provided Financial Information	N/A
Rights	22	Market Comparable Companies	Revenue Multiple	0.21x-0.29x
			Liquidity Discount	80.57%
			Company Provided Financial Information	N/A

(a)A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Indicative Broker Quotes	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Revenue Multiple	Increase	Decrease
Liquidity Discount	Decrease	Increase

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2020, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At December 31, 2020, the Strategic Income Fund and High Income Fund had $1,106,137 and $2,311,745 respectively, in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2020 were as follows:

Security Name	Market Value as of September 30, 2020	Purchases	Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value as of December 31, 2020	Share Balance as of December 31, 2020	Dividends
RiverNorth/Oaktree High Income Fund	$30,155,295	$264,872	$-	$-	$1,227,946	$31,648,113	3,347,059	$264,872
				$-	$1,227,946	$31,648,113	3,347,059	$264,872